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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1355

The Alger Funds
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York		10010
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

ITEM 1. Schedule of Investments.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments January 31, 2015

	SHARES	VALUE
COMMON STOCKS—93.5%
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	82,955	$54,750

AEROSPACE & DEFENSE—3.7%
Honeywell International, Inc.	373,600	36,523,136
Lockheed Martin Corp.	41,200	7,760,844
Precision Castparts Corp.	74,200	14,847,420
The Boeing Co.	77,700	11,295,249
United Technologies Corp.	19,900	2,284,122
		72,710,771
AIR FREIGHT & LOGISTICS—0.6%
United Parcel Service, Inc., Cl. B	123,500	12,206,740

AIRLINES—1.1%
JetBlue Airways Corp.*	96,200	1,615,198
United Continental Holdings, Inc.*	288,500	20,013,245
		21,628,443
ALTERNATIVE CARRIERS—0.3%
Level 3 Communications, Inc.*	120,100	5,973,774

APPAREL ACCESSORIES & LUXURY GOODS—0.3%
Michael Kors Holdings Ltd.*	21,100	1,493,669
Quiksilver, Inc.*	585,500	1,094,885
Ralph Lauren Corp.	17,900	2,987,331
		5,575,885
APPLICATION SOFTWARE—2.5%
Adobe Systems, Inc.*	264,700	18,563,411
Palantir Technologies, Inc., Cl. A*,@	153,282	927,356
salesforce.com, inc.*	396,301	22,371,192
SAP SE#	103,900	6,790,904
		48,652,863
AUTO PARTS & EQUIPMENT—1.0%
Delphi Automotive PLC.	224,600	15,436,758
WABCO Holdings, Inc.*	51,200	4,872,704
		20,309,462
AUTOMOBILE MANUFACTURERS—0.1%
Tesla Motors, Inc.*	8,700	1,771,320

BIOTECHNOLOGY—6.2%
Amgen, Inc.	68,200	10,384,132
Biogen Idec, Inc.*	76,300	29,692,908
Celgene Corp.*	158,500	18,886,860
Gilead Sciences, Inc.*	445,600	46,712,248
Intercept Pharmaceuticals, Inc.*	15,100	3,035,553
Pharmacyclics, Inc.*	54,700	9,230,625
Puma Biotechnology, Inc.*	14,700	3,102,876
Vertex Pharmaceuticals, Inc.*	19,700	2,169,758
		123,214,960
BREWERS—0.8%
Anheuser-Busch InBev NV#	23,700	2,893,059
Molson Coors Brewing Co., Cl. B	157,300	11,943,789
		14,836,848

	SHARES	VALUE
COMMON STOCKS—(CONT.)
BUILDING PRODUCTS—0.5%
Fortune Brands Home & Security, Inc.	88,300	$3,954,957
Lennox International, Inc.	67,800	6,665,418
		10,620,375
CABLE & SATELLITE—1.1%
Comcast Corporation, Cl. A	364,100	19,350,095
DISH Network Corp., Cl. A*	40,000	2,814,000
		22,164,095
CASINOS & GAMING—0.4%
MGM Resorts International*	390,100	7,599,148

COMMUNICATIONS EQUIPMENT—0.1%
Arista Networks, Inc.*	18,100	1,142,472

COMPUTER STORAGE & PERIPHERALS—0.2%
SanDisk Corp.	62,000	4,706,420

CONSTRUCTION MATERIALS—0.1%
Martin Marietta Materials, Inc.	26,200	2,822,788

CONSUMER FINANCE—1.2%
American Express Co.	248,900	20,083,741
Discover Financial Services	61,300	3,333,494
		23,417,235
DATA PROCESSING & OUTSOURCED SERVICES—3.8%
Alliance Data Systems Corp.*	68,700	19,842,621
Fiserv, Inc.*	193,000	13,998,290
Visa, Inc., Cl. A	166,000	42,315,060
		76,155,971
DEPARTMENT STORES—0.1%
Nordstrom, Inc.	24,600	1,874,520

DRUG RETAIL—2.3%
CVS Caremark Corp.	357,500	35,092,200
Walgreens Boots Alliance, Inc.	139,500	10,288,125
		45,380,325
FOOD RETAIL—1.1%
The Kroger Co.	191,300	13,209,265
Whole Foods Market, Inc.	149,500	7,788,203
		20,997,468
FOOTWEAR—0.6%
NIKE, Inc., Cl. B	130,700	12,057,075

GENERAL MERCHANDISE STORES—1.3%
Dollar General Corp.*	115,500	7,745,430
Dollar Tree, Inc.*	263,340	18,723,474
		26,468,904
HEALTH CARE EQUIPMENT—1.3%
Becton Dickinson and Co.	77,300	10,673,584
Insulet Corp.*	28,900	849,371
Intuitive Surgical, Inc.*	1,900	939,512
St. Jude Medical, Inc.	209,377	13,791,663
		26,254,130
HEALTH CARE FACILITIES—1.1%
HCA Holdings, Inc.*	310,300	21,969,240

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HOME ENTERTAINMENT SOFTWARE—0.5%
Activision Blizzard, Inc.	500,700	$10,462,126

HOME IMPROVEMENT RETAIL—2.1%
Lowe’s Companies, Inc.	330,400	22,387,904
The Home Depot, Inc.	176,300	18,409,246
		40,797,150
HOMEBUILDING—0.5%
Toll Brothers, Inc.*	286,000	9,901,320

HOTELS RESORTS & CRUISE LINES—2.5%
Hilton Worldwide Holdings, Inc.*	1,129,900	29,343,503
Royal Caribbean Cruises Ltd.	255,900	19,333,245
		48,676,748
HOUSEHOLD PRODUCTS—0.2%
The Procter & Gamble Co.	55,600	4,686,524

HOUSEWARES & SPECIALTIES—0.3%
Jarden Corp.*	104,900	5,037,298

INDUSTRIAL CONGLOMERATES—0.7%
Danaher Corp.	157,700	12,991,326

INDUSTRIAL GASES—0.5%
Air Products & Chemicals, Inc.	68,400	9,959,724

INDUSTRIAL MACHINERY—0.5%
Ingersoll-Rand PLC.	160,400	10,650,560

INTERNET RETAIL—1.8%
Amazon.com, Inc.*	61,200	21,697,236
The Priceline Group, Inc.*	5,300	5,350,244
TripAdvisor, Inc.*	135,700	9,093,257
		36,140,737
INTERNET SOFTWARE & SERVICES—10.3%
Demandware, Inc.*	51,434	2,754,805
Facebook, Inc., Cl. A*	1,151,124	87,381,823
Google, Inc., Cl. A*	15,865	8,528,230
Google, Inc., Cl. C*	109,365	58,457,780
GrubHub, Inc.*	256,000	8,814,080
HomeAway, Inc.*	35,900	915,091
LinkedIn Corp., Cl. A*	41,200	9,259,288
Trulia, Inc.*	23,300	994,444
Yahoo! Inc.*	602,600	26,508,374
		203,613,915
INVESTMENT BANKING & BROKERAGE—0.0%
Morgan Stanley	21,970	742,806

IT CONSULTING & OTHER SERVICES—0.8%
Cognizant Technology Solutions Corp., Cl. A*	279,500	15,129,335

LIFE SCIENCES TOOLS & SERVICES—1.4%
Thermo Fisher Scientific, Inc.	219,428	27,474,580

MANAGED HEALTH CARE—2.0%
Aetna, Inc.	76,700	7,042,594
Cigna Corp.	130,300	13,919,949
Humana, Inc.	93,100	13,633,564

	SHARES	VALUE
COMMON STOCKS—(CONT.)
MANAGED HEALTH CARE—(CONT.)
UnitedHealth Group, Inc.	46,400	$4,930,000
		39,526,107
MOVIES & ENTERTAINMENT—1.1%
The Walt Disney Co.	244,100	22,203,336

MULTI-LINE INSURANCE—0.8%
American International Group, Inc.	72,700	3,552,849
Hartford Financial Services Group, Inc.	339,900	13,222,110
		16,774,959
MULTI-UTILITIES—0.4%
Sempra Energy	64,200	7,185,264

OIL & GAS EQUIPMENT & SERVICES—1.1%
Baker Hughes, Inc.	126,200	7,318,338
Halliburton Company	68,000	2,719,320
National Oilwell Varco, Inc.	70,700	3,848,201
Schlumberger Ltd.	61,200	5,042,268
Weatherford International PLC.*	331,480	3,424,188
		22,352,315
OIL & GAS EXPLORATION & PRODUCTION—1.5%
Anadarko Petroleum Corp.	217,300	17,764,275
Devon Energy Corp.	213,100	12,843,537
		30,607,812
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy, Inc.*	138,800	9,907,544

OTHER DIVERSIFIED FINANCIAL SERVICES—1.0%
Bank of America Corp.	1,148,100	17,393,715
Citigroup, Inc.	51,400	2,413,230
		19,806,945
PACKAGED FOODS & MEATS—0.9%
Kraft Foods Group, Inc.	93,900	6,135,426
Mead Johnson Nutrition Co., Cl. A	112,200	11,050,578
		17,186,004
PHARMACEUTICALS—8.4%
AbbVie, Inc.	454,400	27,423,040
Actavis PLC.*	306,300	81,641,202
Allergan, Inc.	80,400	17,628,504
Merck & Co., Inc.	145,000	8,740,600
Salix Pharmaceuticals Ltd.*	40,000	5,386,800
Shire PLC.	173,400	12,677,438
Teva Pharmaceutical Industries Ltd.#	212,400	12,077,064
		165,574,648
RAILROADS—1.1%
Union Pacific Corp.	185,800	21,777,618

RENEWABLE ELECTRICITY—0.4%
TerraForm Power, Inc., Cl. A	258,000	8,395,320

RESEARCH & CONSULTING SERVICES—0.3%
CoStar Group, Inc.*	29,600	5,461,496

RESTAURANTS—2.1%
Chipotle Mexican Grill, Inc.*	8,400	5,962,656

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESTAURANTS—(CONT.)
Darden Restaurants, Inc.	214,700	$13,178,286
McDonald’s Corp.	111,500	10,307,060
Starbucks Corp.	127,000	11,116,310
		40,564,312
SECURITY & ALARM SERVICES—0.6%
Tyco International PLC.	306,600	12,512,346

SEMICONDUCTOR EQUIPMENT—0.8%
Lam Research Corp.	43,300	3,309,852
SunEdison, Inc.*	718,300	13,453,759
		16,763,611
SEMICONDUCTORS—3.1%
Avago Technologies Ltd.	210,800	21,687,104
Micron Technology, Inc.*	541,400	15,844,071
NXP Semiconductors NV*	311,800	24,738,212
		62,269,387
SOFT DRINKS—0.9%
PepsiCo, Inc.	195,900	18,371,502

SPECIALIZED FINANCE—0.3%
McGraw Hill Financial, Inc.	76,800	6,868,992

SPECIALTY CHEMICALS—0.6%
PPG Industries, Inc.	49,000	10,921,120
The Sherwin-Williams Co.	1,500	406,905
		11,328,025
SPECIALTY STORES—0.8%
Signet Jewelers Ltd.	125,300	15,175,083

SYSTEMS SOFTWARE—1.7%
Microsoft Corp.	828,995	33,491,398

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.8%
Apple, Inc.	1,098,015	128,643,437
Western Digital Corp.	51,500	5,007,345
		133,650,782
TOBACCO—0.6%
Altria Group, Inc.	225,600	11,979,360

TRADING COMPANIES & DISTRIBUTORS—1.2%
HD Supply Holdings, Inc.*	826,500	23,827,995

WIRELESS TELECOMMUNICATION SERVICES—0.6%
SBA Communications Corp., Cl. A*	96,600	11,273,220
TOTAL COMMON STOCKS (Cost $1,583,477,843)		1,851,665,512

PREFERRED STOCKS—0.5%
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	715,332	472,119
Choicestream, Inc., Cl. B*,@,(a)	1,649,956	1,088,971
		1,561,090
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@	625,130	3,832,047
Palantir Technologies, Inc., Cl. D*,@	81,445	500,887
		4,332,934

	SHARES	VALUE
PREFERRED STOCKS—(CONT.)
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc.*,@	76,682	$3,374,008
TOTAL PREFERRED STOCKS (Cost $8,711,512)		9,268,032

MASTER LIMITED PARTNERSHIP—2.4%
ASSET MANAGEMENT & CUSTODY BANKS—2.4%
The Blackstone Group LP.	993,200	37,086,088
The Carlyle Group LP.	386,700	10,170,210
		47,256,298
TOTAL MASTER LIMITED PARTNERSHIP (Cost $40,817,165)		47,256,298

REAL ESTATE INVESTMENT TRUST—0.3%
RESIDENTIAL—0.3%
AvalonBay Communities, Inc.	38,300	6,625,517
(Cost $5,668,469)		6,625,517

Total Investments (Cost $1,638,674,989)(b)	96.7%	1,914,815,359
Other Assets in Excess of Liabilities	3.3%	65,464,552
NET ASSETS	100.0%	$1,980,279,911

(a)                       Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.

*          Non-income producing security.

#          American Depositary Receipts.

(b)                       At January 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,661,356,336, amounted to $253,459,023 which consisted of aggregate gross unrealized appreciation of $303,351,113 and aggregate gross unrealized depreciation of $49,892,090.

@                          Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Choicestream, Inc.	3/14/2014	$24,057	$54,750	0.00%
Choicestream, Inc., Cl. A	12/17/2013	572,038	472,119	0.02%
Choicestream, Inc., Cl. B	7/10/2014	989,973	1,088,971	0.06%
Intarcia Therapeutics, Inc.	3/27/2014	2,483,730	3,374,008	0.17%
Palantir Technologies, Inc., Cl. A	10/07/2014	997,406	927,356	0.05%
Palantir Technologies, Inc., Cl. B	10/07/2014	4,128,004	3,832,047	0.19%
Palantir Technologies, Inc., Cl. D	10/14/2014	537,767	500,887	0.03%
Total			$10,250,138	0.52%

See Notes to Financial Statements

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND

Schedule of Investments January 31, 2015

	SHARES	VALUE
COMMON STOCKS—97.6%
AUSTRALIA—1.0%
DIVERSIFIED METALS & MINING—1.0%
BHP Billiton Ltd.	79,800	$1,817,523
(Cost $2,714,028)

BELGIUM—2.0%
BREWERS—2.0%
Anheuser-Busch InBev NV	31,809	3,884,361
(Cost $3,159,070)

CANADA—3.6%
INTEGRATED OIL & GAS—2.3%
Canadian Natural Resources Ltd.	68,675	1,990,861
Suncor Energy, Inc.	83,000	2,475,370
		4,466,231
RAILROADS—1.3%
Canadian National Railway, Co.	38,800	2,556,135
TOTAL CANADA (Cost $8,518,056)		7,022,366

CHINA—8.3%
CONSTRUCTION & ENGINEERING—0.5%
China State Construction International Holdings Ltd.	694,000	1,068,890

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.7%
China South Locomotive and Rolling Stock Corp.	1,110,100	1,350,340

DIVERSIFIED BANKS—2.5%
China Construction Bank Corp.	2,974,000	2,393,839
Industrial & Commercial Bank of China Ltd.	3,412,000	2,460,313
		4,854,152
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.3%
Datang International Power Generation Co., Ltd.	1,000,000	544,355

INTERNET RETAIL—0.4%
Vipshop Holdings Ltd.#*	35,000	783,650

INTERNET SOFTWARE & SERVICES—2.9%
Alibaba Group Holding Ltd.#*	15,200	1,354,016
Baidu, Inc.#*	7,000	1,525,440
Tencent Holdings Ltd.	155,700	2,649,127
		5,528,583
INVESTMENT BANKING & BROKERAGE—0.3%
Haitong Securities Co., Ltd.*	276,000	602,392

LIFE & HEALTH INSURANCE—0.7%
Ping An Insurance Group Co., of China Ltd.	129,400	1,376,241
TOTAL CHINA (Cost $14,810,530)		16,108,603

FRANCE—6.3%
BIOTECHNOLOGY—0.4%
Innate Pharma SA*	76,650	798,338

BROADCASTING—0.8%
Numericable-SFR*	29,000	1,513,505

ENGINEERING SOFTWARE—0.5%
Dassault Systemes*	16,000	992,646

	SHARES	VALUE
COMMON STOCKS—(CONT.)
FRANCE—(CONT.)
HEALTH CARE EQUIPMENT—1.2%
DBV Technologies SA*	47,900	$2,320,788

HEALTH CARE SUPPLIES—1.0%
Essilor International SA	16,700	1,868,971

HOME ENTERTAINMENT SOFTWARE—1.4%
UBISOFT Entertainment*	133,800	2,704,023

INTEGRATED OIL & GAS—0.7%
Total SA	27,000	1,387,775

LIFE SCIENCES TOOLS & SERVICES—0.3%
Genfit*	8,900	578,099
TOTAL FRANCE (Cost $10,174,663)		12,164,145

GERMANY— 6.3%
AUTO PARTS & EQUIPMENT—0.5%
Continental AG	4,500	1,020,243

AUTOMOBILE MANUFACTURERS—2.7%
Bayerische Motoren Werke AG	45,046	5,261,635

CABLE & SATELLITE—0.2%
Tele Columbus AG*	35,100	449,163

DIVERSIFIED CAPITAL MARKETS—0.7%
Deutsche Bank AG	46,200	1,346,498

ELECTRICAL EQUIPMENT—0.5%
OSRAM Licht AG	19,600	905,130

INDUSTRIAL MACHINERY—0.2%
SLM Solutions Group AG*	19,726	418,929

INTERNET RETAIL—0.6%
United Internet AG	25,000	1,086,441

SEMICONDUCTORS—0.9%
Infineon Technologies AG	155,036	1,747,336
TOTAL GERMANY (Cost $11,640,698)		12,235,375

HONG KONG—5.3%
AIRLINES—0.7%
Cathay Pacific Airways Ltd.	600,000	1,396,231

DIVERSIFIED REAL ESTATE ACTIVITIES—0.5%
Hongkong Land Holdings Ltd.	140,000	1,037,400

ELECTRIC UTILITIES—1.1%
Power Assets Holdings Ltd.*	197,473	2,065,846

LIFE & HEALTH INSURANCE—2.0%
AIA Group Ltd.	648,104	3,778,788

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.0%
Sun Hung Kai Properties Ltd.	125,000	2,038,105
TOTAL HONG KONG (Cost $9,075,277)		10,316,370

INDIA—3.2%
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.8%
Tata Motors Ltd.#	32,600	1,607,832

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INDIA—(CONT.)
DIVERSIFIED BANKS—2.4%
HDFC Bank Ltd.(L2)	140,000	$2,663,653
ICICI Bank Ltd.#	164,000	1,969,640
		4,633,293
TOTAL INDIA (Cost $4,489,666)		6,241,125

IRELAND—0.9%
LIFE SCIENCES TOOLS & SERVICES—0.9%
ICON PLC.#*	32,200	1,816,080
(Cost $1,670,423)
ITALY— 3.2%
APPAREL ACCESSORIES & LUXURY GOODS—1.1%
Moncler SpA	138,900	2,068,052

ASSET MANAGEMENT & CUSTODY BANKS—0.5%
Azimut Holding SpA	44,700	1,044,749

DIVERSIFIED BANKS—1.2%
Intesa Sanpaolo SpA*	800,300	2,348,745

DIVERSIFIED FINANCIALS—0.4%
Banca Popolare di Milano Scarl*	878,400	706,507
TOTAL ITALY (Cost $6,180,638)		6,168,053

JAPAN—15.4%
AUTOMOBILE MANUFACTURERS—2.7%
Toyota Motor Corp.	81,025	5,274,265

COMMODITY CHEMICALS—1.4%
Toray Industries, Inc.	302,850	2,603,151

DIVERSIFIED BANKS—2.0%
Mizuho Financial Group, Inc.	1,042,900	1,722,701
Sumitomo Mitsui Financial Group, Inc.	61,400	2,086,225
		3,808,926
DIVERSIFIED REAL ESTATE ACTIVITIES—1.8%
Mitsui Fudosan Co., Ltd.	59,600	1,522,669
Sumitomo Realty & Development Co., Ltd.	59,500	1,917,557
		3,440,226
ELECTRICAL EQUIPMENT—0.8%
Daikin Industries Ltd.	21,800	1,535,995

ELECTRONIC COMPONENTS—1.2%
Murata Manufacturing Co., Ltd.	21,100	2,303,223

INDUSTRIAL CONGLOMERATES—0.6%
Toshiba Corp.	298,000	1,204,230

INDUSTRIAL MACHINERY—2.4%
FANUC Corp.	13,350	2,260,901
Minebea Co., Ltd.*	154,700	2,419,719
		4,680,620
INFRASTRUCTURE SOFTWARE—0.5%
SCSK Corp.*	38,500	968,032

	SHARES	VALUE
COMMON STOCKS—(CONT.)
JAPAN—(CONT.)
INVESTMENT BANKING & BROKERAGE—0.7%
Daiwa Securities Group, Inc.	185,000	$1,358,615

TIRES & RUBBER—0.8%
Bridgestone Corp.	40,000	1,613,691

WIRELESS TELECOMMUNICATION SERVICES—0.5%
SoftBank Corp.	16,200	960,455
TOTAL JAPAN (Cost $29,991,525)		29,751,429

LUXEMBOURG—0.9%
DIVERSIFIED REAL ESTATE ACTIVITIES—0.9%
Grand City Properties SA*	105,900	1,734,634
(Cost $1,454,253)

MEXICO—1.3%
CONSTRUCTION MATERIALS—0.6%
Cemex SAB de CV#*	125,380	1,114,628

DIVERSIFIED REAL ESTATE ACTIVITIES—0.7%
Corp Inmobiliaria Vesta SAB de CV	723,430	1,399,191
TOTAL MEXICO (Cost $2,932,662)		2,513,819

NETHERLANDS—4.2%
BROADCASTING—1.8%
Altice SA*	42,100	3,524,067

DIVERSIFIED BANKS—0.6%
ING Groep NV*	86,900	1,091,612

SEMICONDUCTOR EQUIPMENT—0.9%
ASML Holding NV#	16,657	1,731,329

SEMICONDUCTORS—0.9%
NXP Semiconductors NV*	23,100	1,832,754
TOTAL NETHERLANDS (Cost $5,887,993)		8,179,762

NORWAY—1.2%
DIVERSIFIED BANKS—1.2%
DNB ASA*	152,877	2,221,946
(Cost $2,501,818)

PERU—0.7%
DIVERSIFIED BANKS—0.7%
Credicorp Ltd.	9,800	1,412,376
(Cost $1,300,142)

PHILIPPINES—0.7%
DIVERSIFIED BANKS—0.7%
BDO Unibank, Inc.*	521,300	1,350,579
(Cost $1,086,880)

PORTUGAL—0.6%
BROADCASTING—0.6%
NOS SGPS*	176,400	1,123,486
(Cost $1,116,144)

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SOUTH AFRICA—1.1%
PHARMACEUTICALS—1.1%
Aspen Pharmacare Holdings Ltd.	55,071	$2,074,112
(Cost $1,262,424)

SOUTH KOREA—1.7%
SEMICONDUCTORS—1.7%
Samsung Electronics Co., Ltd.	2,650	3,281,250
(Cost $2,947,835)

SPAIN—1.7%
ELECTRIC UTILITIES—1.4%
Iberdrola SA	149,000	1,031,452
Red Electrica Corp., SA	19,000	1,621,770
		2,653,222
INVESTMENT BANKING & BROKERAGE—0.3%
CaixaBank SA*	124,583	543,801
TOTAL SPAIN (Cost $3,329,767)		3,197,023

SWEDEN—1.4%
BIOTECHNOLOGY—1.2%
Swedish Orphan Biovitrum AB*	214,100	2,247,188

INDUSTRIAL MACHINERY— 0.2%
Arcam AB*	20,300	437,913
TOTAL SWEDEN (Cost $2,766,187)		2,685,101

SWITZERLAND—5.3%
DIVERSIFIED CAPITAL MARKETS—1.1%
UBS AG	132,500	2,199,679

PACKAGED FOODS & MEATS—1.8%
Nestle SA	45,700	3,504,861

PHARMACEUTICALS—2.4%
Novartis AG	11,900	1,167,848
Roche Holding AG	12,448	3,368,792
		4,536,640
TOTAL SWITZERLAND (Cost $10,621,337)		10,241,180

UNITED KINGDOM—12.1%
DIVERSIFIED BANKS—1.0%
Lloyds Banking Group PLC.*	1,713,700	1,903,616

HOUSEHOLD PRODUCTS—1.7%
Reckitt Benckiser Group PLC.	38,362	3,253,061

INDUSTRIAL GASES—1.2%
Essentra PLC.*	185,700	2,321,521

INTEGRATED OIL & GAS—0.9%
Royal Dutch Shell PLC.	60,000	1,823,707

INTERNET RETAIL—0.4%
Just Eat PLC.*	142,978	767,735

MULTI-UTILITIES—1.3%
National Grid PLC	135,900	1,914,899

	SHARES	VALUE
COMMON STOCKS—(CONT.)
UNITED KINGDOM—(CONT.)
MULTI-UTILITIES—(CONT.)
United Utilities Group PLC.	40,000	$618,747
		2,533,646
PHARMACEUTICALS—1.6%
Shire PLC.	42,200	3,085,282

SPECIALTY CHEMICALS—0.6%
Johnson Matthey PLC.	22,656	1,112,799

TOBACCO—1.3%
British American Tobacco PLC.	44,411	2,509,782

TRADING COMPANIES & DISTRIBUTION—0.8%
Ashtead Group PLC.	93,100	1,525,672

WIRELESS TELECOMMUNICATION SERVICES—1.3%
Vodafone Group PLC.	709,600	2,506,335
TOTAL UNITED KINGDOM (Cost $22,376,930)		23,343,156

UNITED STATES—9.2%
AUTO PARTS & EQUIPMENT—1.6%
Autoliv, Inc.*	20,400	2,171,997
Delphi Automotive PLC.	13,900	955,347
		3,127,344
CABLE & SATELLITE—1.3%
Liberty Global PLC.*	54,500	2,484,655

INDUSTRIAL MACHINERY—1.1%
Ingersoll-Rand PLC.	32,928	2,186,419

PHARMACEUTICALS—3.0%
Actavis PLC.*	14,700	3,918,138
Jazz Pharmaceuticals PLC.*	11,500	1,947,410
		5,865,548
SECURITY & ALARM SERVICES—1.0%
Tyco International PLC.	47,200	1,926,232

SEMICONDUCTORS—1.2%
Avago Technologies Ltd.	21,700	2,232,496
TOTAL UNITED STATES (Cost $15,568,097)		17,822,694

TOTAL COMMON STOCKS (Cost $177,577,043)		188,706,548

Total Investments (Cost $177,577,043)(a)	97.6%	188,706,548
Other Assets in Excess of Liabilities	2.4%	4,595,045
NET ASSETS	100.0%	$193,301,593

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At January 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $179,428,352, amounted to $9,278,196 which consisted of aggregate gross unrealized appreciation of $28,789,738 and aggregate gross unrealized depreciation of $19,511,542.

See Notes to Financial Statements

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND

Schedule of Investments January 31, 2015

	SHARES	VALUE
COMMON STOCKS—90.0%
AEROSPACE & DEFENSE—1.6%
Hexcel Corp.	40,100	$1,773,623
TransDigm Group, Inc.	6,100	1,253,733
		3,027,356
AIRLINES—1.8%
Spirit Airlines, Inc.*	17,900	1,327,106
United Continental Holdings, Inc.*	31,800	2,205,966
		3,533,072
ALTERNATIVE CARRIERS—0.5%
Level 3 Communications, Inc.*	17,600	875,424

APPAREL ACCESSORIES & LUXURY GOODS—2.6%
Hanesbrands, Inc.	18,000	2,004,840
Kate Spade & Co.*	28,000	882,840
Michael Kors Holdings Ltd.*	9,900	700,821
Under Armour, Inc., Cl. A*	20,400	1,470,432
		5,058,933
APPAREL RETAIL—1.5%
L Brands, Inc.	18,400	1,557,192
Urban Outfitters, Inc.*	36,000	1,254,960
		2,812,152
APPLICATION SOFTWARE—1.6%
Aspen Technology, Inc.*	17,500	618,537
Palantir Technologies, Inc., Cl. A*,@	16,376	99,075
Synchronoss Technologies, Inc.*	24,400	1,036,268
Workday, Inc., Cl. A*	16,300	1,295,198
		3,049,078
ASSET MANAGEMENT & CUSTODY BANKS—0.6%
WisdomTree Investments, Inc.	64,500	1,123,590

AUTO PARTS & EQUIPMENT—1.6%
BorgWarner, Inc.	11,800	637,318
Delphi Automotive PLC.	19,050	1,309,307
WABCO Holdings, Inc.*	11,700	1,113,489
		3,060,114
AUTOMOBILE MANUFACTURERS—0.7%
Tesla Motors, Inc.*	6,500	1,323,400

BIOTECHNOLOGY—4.4%
Alkermes PLC.*	8,700	628,575
BioMarin Pharmaceutical, Inc.*	9,400	913,304
Celldex Therapeutics, Inc.*	18,000	385,560
Intercept Pharmaceuticals, Inc.*	7,300	1,467,519
Medivation, Inc.*	13,800	1,501,716
Pharmacyclics, Inc.*	7,400	1,248,750
Portola Pharmaceuticals, Inc.*	36,900	1,049,067
Vertex Pharmaceuticals, Inc.*	11,800	1,299,652
		8,494,143
BUILDING PRODUCTS—2.0%
Fortune Brands Home & Security, Inc.	36,600	1,639,314
Lennox International, Inc.	23,700	2,329,947
		3,969,261

	SHARES	VALUE
COMMON STOCKS—(CONT.)
CABLE & SATELLITE—0.6%
AMC Networks, Inc.*	16,700	$1,113,890

CASINOS & GAMING—0.4%
MGM Resorts International*	37,300	726,604

COMMUNICATIONS EQUIPMENT—0.8%
Arista Networks, Inc.*	7,200	454,464
ARRIS Group, Inc.*	44,600	1,169,412
		1,623,876
COMPUTER STORAGE & PERIPHERALS—0.5%
SanDisk Corp.	13,400	1,017,194

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.5%
Allison Transmission Holdings, Inc.	30,200	945,864

CONSTRUCTION MATERIALS—1.3%
Eagle Materials, Inc.	14,600	1,039,812
Martin Marietta Materials, Inc.	4,400	474,056
Vulcan Materials Co.	14,300	1,008,293
		2,522,161
DATA PROCESSING & OUTSOURCED SERVICES—4.0%
Alliance Data Systems Corp.*	10,000	2,888,300
Fiserv, Inc.*	43,100	3,126,043
Vantiv, Inc., CL. A*	11,400	392,046
WEX, Inc.*	13,500	1,242,675
		7,649,064
DEPARTMENT STORES—0.4%
Nordstrom, Inc.	11,300	861,060

DISTILLERS & VINTNERS—0.2%
Constellation Brands Inc., Cl. A*	4,400	485,980

DRUG RETAIL—1.5%
Rite Aid Corp.*	423,000	2,952,540

ELECTRICAL COMPONENTS & EQUIPMENT—1.6%
Acuity Brands, Inc.	13,500	2,023,515
Hubbell, Inc., Cl. B	11,000	1,166,440
		3,189,955
FOOD RETAIL—2.0%
The Kroger Co.	41,900	2,893,195
Whole Foods Market, Inc.	17,800	927,291
		3,820,486
GENERAL MERCHANDISE STORES—1.9%
Dollar General Corp.*	21,000	1,408,260
Dollar Tree, Inc.*	31,100	2,211,210
		3,619,470
HEALTH CARE EQUIPMENT—1.9%
DBV Technologies SA*	13,200	639,549
Insulet Corp.*	33,700	990,443
Intuitive Surgical, Inc.*	1,100	543,928
Wright Medical Group, Inc.*	61,400	1,498,774
		3,672,694

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE FACILITIES—2.4%
Acadia Healthcare Co., Inc.*	12,300	$710,325
Tenet Healthcare Corporation*	52,800	2,232,384
Universal Health Services, Inc., Cl. B	16,300	1,671,239
		4,613,948
HEALTH CARE SERVICES—1.4%
Air Methods Corp.*	44,700	1,857,285
IPC Healthcare, Inc.*	22,200	895,992
		2,753,277
HOME ENTERTAINMENT SOFTWARE—0.4%
Activision Blizzard, Inc.	37,800	789,831

HOME FURNISHING RETAIL—0.9%
Williams-Sonoma, Inc.	22,000	1,721,500

HOMEBUILDING—1.0%
Toll Brothers, Inc.*	55,800	1,931,796

HOMEFURNISHING RETAIL—0.5%
Restoration Hardware Holdings, Inc.*	10,300	901,559

HOTELS RESORTS & CRUISE LINES—3.1%
Hilton Worldwide Holdings, Inc.*	72,400	1,880,228
Norwegian Cruise Line Holdings Ltd.*	36,300	1,588,488
Royal Caribbean Cruises Ltd.	34,700	2,621,585
		6,090,301
HOUSEWARES & SPECIALTIES—1.2%
Jarden Corp.*	47,550	2,283,351

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.8%
Robert Half International, Inc.	26,600	1,544,396

INDUSTRIAL MACHINERY—1.7%
Graco, Inc.	25,635	1,826,237
Ingersoll-Rand PLC.	21,600	1,434,240
		3,260,477
INTERNET RETAIL—1.5%
NetFlix, Inc.*	2,900	1,281,220
TripAdvisor, Inc.*	22,165	1,485,277
Wayfair, Inc., Cl. A*	11,400	222,984
		2,989,481
INTERNET SOFTWARE & SERVICES—4.1%
AOL, Inc.*	20,400	882,300
Cornerstone OnDemand, Inc.*	34,700	1,143,365
Demandware, Inc.*	17,100	915,876
GrubHub, Inc.*	42,800	1,473,604
Hortonworks, Inc.*	23,900	506,441
LinkedIn Corp., Cl. A*	10,300	2,314,822
Shutterstock, Inc.*	13,900	782,431
		8,018,839
INVESTMENT BANKING & BROKERAGE—0.7%
TD Ameritrade Holding Corp.	44,500	1,441,355

IT CONSULTING & OTHER SERVICES—0.4%
Unisys Corp.*	38,600	846,498

	SHARES	VALUE
COMMON STOCKS—(CONT.)
LEISURE PRODUCTS—0.7%
Brunswick Corp.	24,500	$1,329,860

MANAGED HEALTH CARE—1.1%
Centene Corp.*	10,400	1,135,264
WellCare Health Plans, Inc.*	13,500	983,475
		2,118,739
MOVIES & ENTERTAINMENT—0.3%
Live Nation Entertainment, Inc.*	26,100	620,397

MULTI-LINE INSURANCE—0.6%
Hartford Financial Services Group, Inc.	28,500	1,108,650

OFFICE SERVICES & SUPPLIES—0.7%
Herman Miller, Inc.	45,600	1,324,680

OIL & GAS DRILLING—0.4%
Nabors Industries Ltd.	65,700	756,207

OIL & GAS EQUIPMENT & SERVICES—0.4%
Cameron International Corp.*	15,700	703,046

OIL & GAS EXPLORATION & PRODUCTION—2.4%
Cabot Oil & Gas Corp.	12,300	325,950
Carrizo Oil & Gas, Inc.*	15,000	676,500
Parsley Energy, Inc., Cl. A*	53,100	890,487
PDC Energy, Inc.*	31,500	1,447,110
Range Resources Corp.	28,100	1,300,187
		4,640,234
PACKAGED FOODS & MEATS—1.2%
Keurig Green Mountain, Inc.	9,000	1,103,040
Mead Johnson Nutrition Co., Cl. A	11,900	1,172,031
		2,275,071
PHARMACEUTICALS—1.8%
Jazz Pharmaceuticals PLC.*	7,800	1,320,852
Mallinckrodt PLC.*	9,400	996,306
Pacira Pharmaceuticals, Inc.*	10,700	1,148,645
		3,465,803
REAL ESTATE SERVICES—0.5%
Jones Lang LaSalle, Inc.	6,900	1,014,852

REGIONAL BANKS—0.6%
Signature Bank*	9,300	1,089,309

RENEWABLE ELECTRICITY—0.8%
TerraForm Power, Inc., Cl. A	48,700	1,584,698

RESEARCH & CONSULTING SERVICES—1.9%
CoStar Group, Inc.*	12,400	2,287,924
Verisk Analytics, Inc., Cl. A*	22,500	1,447,875
		3,735,799
RESTAURANTS—2.4%
Bloomin’ Brands, Inc.*	88,100	2,177,391
Diamond Resorts International, Inc.*	2,700	76,626
Jack in the Box, Inc.	19,100	1,619,489
Restaurant Brands International, Inc.	20,200	781,336
		4,654,842

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SECURITY & ALARM SERVICES—0.9%
Tyco International PLC.	42,900	$1,750,749

SEMICONDUCTOR EQUIPMENT—1.0%
Lam Research Corp.	17,300	1,322,412
SunEdison, Inc.*	32,900	616,217
		1,938,629
SEMICONDUCTORS—4.4%
Avago Technologies Ltd.	31,500	3,240,720
Micron Technology, Inc.*	48,300	1,413,500
Microsemi Corp.*	53,500	1,490,510
NXP Semiconductors NV*	29,100	2,308,794
		8,453,524
SPECIALIZED FINANCE—2.3%
CBOE Holdings, Inc.	21,600	1,392,552
McGraw Hill Financial, Inc.	10,800	965,952
Moody’s Corp.	21,900	2,000,127
		4,358,631
SPECIALTY CHEMICALS—1.6%
PolyOne Corp.	25,700	914,663
The Sherwin-Williams Co.	8,000	2,170,160
		3,084,823
SPECIALTY STORES—3.6%
Signet Jewelers Ltd.	20,200	2,446,422
The Michaels Cos, Inc.*	49,400	1,274,520
Tractor Supply Co.	20,700	1,680,219
Ulta Salon, Cosmetics & Fragrance, Inc.*	11,900	1,570,086
		6,971,247
SYSTEMS SOFTWARE—0.8%
ServiceNow, Inc.*	22,400	1,632,960

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.8%
Nimble Storage, Inc.*	23,200	520,376
Western Digital Corp.	10,400	1,011,192
		1,531,568
TRADING COMPANIES & DISTRIBUTORS—1.2%
HD Supply Holdings, Inc.*	81,300	2,343,879

WIRELESS TELECOMMUNICATION SERVICES—1.0%
SBA Communications Corp., Cl. A*	16,400	1,913,880
TOTAL COMMON STOCKS (Cost $162,166,437)		174,116,047

PREFERRED STOCKS— 1.0%
APPLICATION SOFTWARE— 0.2%
Palantir Technologies, Inc., Cl. B*,@	66,787	409,404
Palantir Technologies, Inc., Cl. D*,@	8,701	53,511
		462,915
PHARMACEUTICALS—0.8%
Tolero Pharmaceuticals, Inc.*,@,(a)	495,000	1,492,970
TOTAL PREFERRED STOCKS (Cost $1,991,444)		1,955,885

	SHARES	VALUE
MASTER LIMITED PARTNERSHIP—1.1%
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
The Carlyle Group LP.	78,600	$2,067,180
(Cost $2,481,305)		2,067,180

REAL ESTATE INVESTMENT TRUST—3.0%
HEALTH CARE—0.5%
Omega Healthcare Investors, Inc.	21,800	956,148

MORTGAGE—0.3%
Blackstone Mortgage Trust, Inc., Cl. A	20,300	592,760

OFFICE—0.7%
Alexandria Real Estate Equities, Inc.	14,200	1,384,784

SPECIALIZED—1.5%
Crown Castle International Corp.	20,500	1,773,455
Extra Space Storage, Inc.	17,600	1,161,600
		2,935,055
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $5,626,513)		5,868,747

Total Investments (Cost $172,265,699)(b)	95.1%	184,007,859
Other Assets in Excess of Liabilities	4.9%	9,410,474
NET ASSETS	100.0%	$193,418,333

*                               Non-income producing security.

(a)                       Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.

(b)                       At January 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $173,700,334, amounted to $10,307,525 which consisted of aggregate gross unrealized appreciation of $21,366,195 and aggregate gross unrealized depreciation of $11,058,670.

@                         Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Palantir Technologies, Inc., Cl. A	10/07/2014	$106,558	$99,075	0.05%
Palantir Technologies, Inc., Cl. B	10/07/2014	441,023	409,404	0.21%
Palantir Technologies, Inc., Cl. D	10/14/2014	57,451	53,511	0.03%
Tolero Pharmaceuticals, Inc.	8/01/2014	1,003,888	1,003,888	0.03%
Tolero Pharmaceuticals, Inc.	10/31/2014	489,082	489,082	0.77%
Total			$2,054,960	1.06%

See Notes to Financial Statements

THE ALGER FUNDS | ALGER SMID CAP GROWTH FUND

Schedule of Investments January 31, 2015

	SHARES	VALUE
COMMON STOCKS—93.8%
AEROSPACE & DEFENSE—0.9%
Hexcel Corp.	201,200	$8,899,076

AIRLINES—0.8%
Spirit Airlines, Inc.*	111,400	8,259,196

APPAREL ACCESSORIES & LUXURY GOODS—1.7%
Carter’s, Inc.	62,100	5,060,529
Hanesbrands, Inc.	83,250	9,272,385
Kate Spade & Co.*	78,200	2,465,646
		16,798,560
APPLICATION SOFTWARE—2.8%
Palantir Technologies, Inc., Cl. A*,@	81,310	491,925
PTC, Inc.*	253,250	8,461,083
Splunk, Inc.*	73,050	3,773,033
Synchronoss Technologies, Inc.*	185,100	7,861,197
Tyler Technologies, Inc.*	75,100	7,966,608
		28,553,846
ASSET MANAGEMENT & CUSTODY BANKS—0.6%
WisdomTree Investments, Inc.	337,700	5,882,734

AUTO PARTS & EQUIPMENT—2.6%
American Axle & Manufacturing Holdings, Inc.*	398,900	9,713,215
Tenneco, Inc.*	138,100	7,101,102
WABCO Holdings, Inc.*	104,800	9,973,816
		26,788,133
AUTOMOTIVE RETAIL—0.8%
Penske Automotive Group, Inc.	178,450	8,628,058

BIOTECHNOLOGY—8.2%
ACADIA Pharmaceuticals, Inc.*	138,900	4,226,727
Alkermes PLC.*	51,450	3,717,262
Bluebird Bio, Inc.*	37,550	3,488,770
Celldex Therapeutics, Inc.*	161,750	3,464,685
Cepheid, Inc.*	163,550	9,242,210
Intercept Pharmaceuticals, Inc.*	21,850	4,392,505
Ironwood Pharmaceuticals, Inc.*	534,200	8,322,836
Isis Pharmaceuticals, Inc.*	68,050	4,662,105
Juno Therapeutics, Inc.*	35,500	1,517,625
Medivation, Inc.*	71,400	7,769,748
Neurocrine Biosciences, Inc.*	187,700	6,317,982
NPS Pharmaceuticals, Inc.*	73,450	3,368,417
Orexigen Therapeutics, Inc.*	606,050	3,181,763
Pharmacyclics, Inc.*	49,950	8,429,063
Portola Pharmaceuticals, Inc.*	193,250	5,494,098
Puma Biotechnology, Inc.*	14,350	3,028,998
Receptos, Inc.*	28,950	3,189,422
		83,814,216
BREWERS—0.6%
The Boston Beer Co., Inc., Cl. A*	18,000	5,661,360

BUILDING PRODUCTS—2.6%
AO Smith Corp.	135,865	8,071,740
Fortune Brands Home & Security, Inc.	172,450	7,724,035

	SHARES	VALUE
COMMON STOCKS—(CONT.)
BUILDING PRODUCTS—(CONT.)
Lennox International, Inc.	109,250	$10,740,368
		26,536,143
CABLE & SATELLITE—0.8%
AMC Networks, Inc.*	115,100	7,677,170

COMMODITY CHEMICALS—0.8%
Calgon Carbon Corp.*	414,850	8,184,990

COMMUNICATIONS EQUIPMENT—1.1%
ARRIS Group, Inc.*	190,800	5,002,776
CalAmp Corp.*	353,700	6,334,767
		11,337,543
CONSTRUCTION & ENGINEERING—0.5%
MasTec, Inc.*	297,450	5,508,774

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.8%
Allison Transmission Holdings, Inc.	256,100	8,021,052
Wabtec Corp.	123,550	10,310,247
		18,331,299
CONSTRUCTION MATERIALS—1.4%
Eagle Materials, Inc.	85,000	6,053,700
Vulcan Materials Co.	120,900	8,524,659
		14,578,359
CONSUMER FINANCE—0.5%
PRA Group, Inc.*	92,350	4,573,172

DATA PROCESSING & OUTSOURCED SERVICES—4.5%
Broadridge Financial Solutions	172,450	8,275,876
Euronet Worldwide, Inc.*	115,000	5,219,850
MAXIMUS, Inc.	138,000	7,689,360
Total System Services, Inc.	185,500	6,561,135
Vantiv, Inc., CL. A*	305,600	10,509,584
WEX, Inc.*	82,602	7,603,514
		45,859,319
DISTRIBUTORS—0.8%
LKQ Corp.*	311,150	8,030,782

DRUG RETAIL—1.0%
Rite Aid Corp.*	1,392,900	9,722,442

EDUCATION SERVICES—0.9%
Grand Canyon Education, Inc.*	215,665	9,450,440

ELECTRICAL COMPONENTS & EQUIPMENT—1.6%
Acuity Brands, Inc.	74,850	11,219,266
Hubbell, Inc., Cl. B	48,850	5,180,054
		16,399,320
ELECTRONIC COMPONENTS—1.0%
Belden, Inc.	125,800	10,433,852

ELECTRONIC EQUIPMENT MANUFACTURERS—1.1%
FEI Co.	138,950	11,424,469

ENVIRONMENTAL & FACILITIES SERVICES—0.9%
Waste Connections, Inc.	202,425	8,748,809

	SHARES	VALUE
COMMON STOCKS—(CONT.)
FOOD DISTRIBUTORS—0.8%
United Natural Foods, Inc.*	111,450	$8,612,856

HEALTH CARE EQUIPMENT—2.2%
DBV Technologies SA#*	178,050	4,324,834
IDEXX Laboratories, Inc.*	31,600	5,006,072
Insulet Corp.*	167,750	4,930,173
Wright Medical Group, Inc.*	339,400	8,284,754
		22,545,833
HEALTH CARE FACILITIES—2.0%
Healthsouth Corp.	183,700	8,101,170
Tenet Healthcare Corporation*	113,750	4,809,350
Universal Health Services, Inc., Cl. B	74,100	7,597,473
		20,507,993
HEALTH CARE SERVICES—0.5%
Air Methods Corp.*	120,750	5,017,162

HEALTH CARE SUPPLIES—0.7%
Align Technology, Inc.*	135,250	7,175,012

HEALTH CARE TECHNOLOGY—0.5%
HMS Holdings Corp.*	247,050	4,887,884

HOME FURNISHING RETAIL—0.9%
Williams-Sonoma, Inc.	112,912	8,835,364

HOUSEWARES & SPECIALTIES—1.1%
Jarden Corp.*	236,200	11,342,324

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.8%
Robert Half International, Inc.	143,550	8,334,513

INDUSTRIAL MACHINERY—1.8%
Donaldson Co., Inc.	139,600	5,103,776
Graco, Inc.	131,200	9,346,688
Nordson Corp.	56,050	4,083,803
		18,534,267
INSURANCE BROKERS—0.6%
Arthur J Gallagher & Co.	144,250	6,409,028

INTERNET SOFTWARE & SERVICES—3.2%
Cornerstone OnDemand, Inc.*	123,800	4,079,210
Criteo SA#*	102,250	3,982,637
DealerTrack Holdings, Inc.*	194,400	7,814,880
Demandware, Inc.*	108,800	5,827,328
GrubHub, Inc.*	200,200	6,892,886
Shutterstock, Inc.*	77,900	4,384,991
		32,981,932
INVESTMENT BANKING & BROKERAGE—0.8%
LPL Financial Holdings, Inc.	208,300	8,571,545

IT CONSULTING & OTHER SERVICES—1.3%
Gartner, Inc.*	80,950	6,817,609
Unisys Corp.*	270,050	5,922,197
		12,739,806
LEISURE PRODUCTS—1.5%
Brunswick Corp.	203,400	11,040,552

	SHARES	VALUE
COMMON STOCKS—(CONT.)
LEISURE PRODUCTS—(CONT.)
Polaris Industries, Inc.	29,500	$4,265,405
		15,305,957
LIFE & HEALTH INSURANCE—0.6%
Symetra Financial Corp.	295,550	6,002,621

MANAGED HEALTH CARE—1.3%
Molina Healthcare, Inc.*	162,100	8,252,511
WellCare Health Plans, Inc.*	64,500	4,698,825
		12,951,336
MOVIES & ENTERTAINMENT—0.8%
Rentrak Corp.*	100,800	7,754,544

OFFICE SERVICES & SUPPLIES—0.7%
Herman Miller, Inc.	256,900	7,462,945

OIL & GAS EQUIPMENT & SERVICES—0.3%
US Silica Holdings, Inc.	106,950	2,695,140

OIL & GAS EXPLORATION & PRODUCTION—1.7%
Diamondback Energy, Inc.*	77,900	5,374,321
Parsley Energy, Inc., Cl. A*	204,550	3,430,303
Range Resources Corp.	63,850	2,954,340
Whiting Petroleum Corp.*	168,400	5,055,368
		16,814,332
OIL & GAS STORAGE & TRANSPORTATION—0.8%
Cheniere Energy Partners LP Holdings LLC	348,150	7,976,116

PACKAGED FOODS & MEATS—1.0%
Hain Celestial Group, Inc.*	192,700	10,168,779

PAPER PACKAGING—2.2%
Graphic Packaging Holding Co.*	834,500	12,083,560
Packaging Corp., of America	129,950	9,856,708
		21,940,268
PHARMACEUTICALS—2.9%
Jazz Pharmaceuticals PLC.*	57,850	9,796,319
Mallinckrodt PLC.*	65,250	6,915,847
Pacira Pharmaceuticals, Inc.*	115,100	12,355,985
		29,068,151
RAILROADS—0.9%
Genesee & Wyoming, Inc., Cl. A*	116,500	9,605,425

REAL ESTATE SERVICES—0.6%
Jones Lang LaSalle, Inc.	44,235	6,506,084

REGIONAL BANKS—1.7%
Investors Bancorp, Inc.	600,650	6,613,157
Signature Bank*	87,400	10,237,162
		16,850,319
RESEARCH & CONSULTING SERVICES—0.7%
CoStar Group, Inc.*	40,350	7,444,978

RESTAURANTS—3.6%
Bloomin’ Brands, Inc.*	450,950	11,145,229
Brinker International, Inc.	121,300	7,087,559
Diamond Resorts International, Inc.*	14,250	404,415
Jack in the Box, Inc.	61,600	5,223,064

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESTAURANTS—(CONT.)
Papa John’s International, Inc.	124,200	$7,881,732
Restaurant Brands International, Inc.	129,450	5,007,126
		36,749,125
SEMICONDUCTOR EQUIPMENT—1.3%
Lam Research Corp.	98,418	7,523,072
SunEdison, Inc.*	319,500	5,984,235
		13,507,307
SEMICONDUCTORS—2.2%
Cavium Networks, Inc.*	50,500	2,969,905
Microsemi Corp.*	320,800	8,937,488
Qorvo, Inc.*	148,125	10,941,994
		22,849,387
SPECIALIZED CONSUMER SERVICES—0.9%
Service Corp. International	410,950	9,299,799

SPECIALIZED FINANCE—0.5%
CBOE Holdings, Inc.	77,650	5,006,095

SPECIALTY CHEMICALS—2.1%
Chemtura Corp.*	222,600	4,850,454
PolyOne Corp.	241,500	8,594,985
The Valspar Corp.	89,955	7,504,946
		20,950,385
SPECIALTY STORES—2.4%
Signet Jewelers Ltd.	82,750	10,021,852
The Michaels Cos, Inc.*	203,750	5,256,750
Ulta Salon, Cosmetics & Fragrance, Inc.*	73,300	9,671,202
		24,949,804
SYSTEMS SOFTWARE—2.0%
Proofpoint, Inc.*	140,050	7,002,500
ServiceNow, Inc.*	98,250	7,162,425
Tableau Software, Inc., Cl. A*	75,650	6,109,494
		20,274,419
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.8%
Electronics For Imaging, Inc.*	180,600	6,980,190
Nimble Storage, Inc.*	135,400	3,037,022
Super Micro Computer, Inc.*	221,800	8,111,226
		18,128,438
TRADING COMPANIES & DISTRIBUTORS—1.1%
HD Supply Holdings, Inc.*	400,250	11,539,208

TRUCKING—0.7%
Saia, Inc.*	171,700	7,230,287
TOTAL COMMON STOCKS (Cost $809,349,351)		955,608,830

PREFERRED STOCKS—0.4%
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@	331,607	2,032,751
Palantir Technologies, Inc., Cl. D*,@	43,203	265,698
		2,298,449

	SHARES	VALUE
PREFERRED STOCKS—(CONT.)
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc.*,@	49,317	$2,169,948
TOTAL PREFERRED STOCKS (Cost $4,072,384)		4,468,397

MASTER LIMITED PARTNERSHIP—0.7%
INVESTMENT BANKING & BROKERAGE—0.7%
Lazard Ltd., Cl. A	157,400	7,208,920
(Cost $8,050,571)		7,208,920

REAL ESTATE INVESTMENT TRUST—3.8%
HEALTH CARE—0.5%
Omega Healthcare Investors, Inc.	111,050	4,870,653

HOTELS & RESORTS—0.7%
Pebblebrook Hotel Trust	158,950	7,381,638

OFFICE—0.8%
Alexandria Real Estate Equities, Inc.	80,700	7,869,864

SPECIALIZED—1.8%
Lamar Advertising Co.	151,350	8,478,627
Sovran Self Storage, Inc.	108,700	10,299,325
		18,777,952
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $32,017,810)		38,900,107

Total Investments (Cost $853,490,116)(a)	98.7%	1,006,186,254
Other Assets in Excess of Liabilities	1.3%	12,744,614
NET ASSETS	100.0%	$1,018,930,868

*                      Non-income producing security.

#                      American Depositary Receipts.

(a)              At January 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $855,822,037, amounted to $150,364,217 which consisted of aggregate gross unrealized appreciation of $180,415,693 and aggregate gross unrealized depreciation of $30,051,476.

@                 Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Intarcia Therapeutics, Inc.	3/27/2014	$1,597,378	$2,169,948	0.21%
Palantir Technologies, Inc., Cl. A	10/07/2014	529,084	491,925	0.05%
Palantir Technologies, Inc., Cl. B	10/07/2014	2,189,744	2,032,751	0.20%
Palantir Technologies, Inc., Cl. D	10/14/2014	285,262	265,698	0.03%
Total			$4,960,322	0.49%

See Notes to Financial Statements

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND

Schedule of Investments January 31, 2015

	SHARES	VALUE
COMMON STOCKS—92.8%
AEROSPACE & DEFENSE—1.8%
Esterline Technologies Corp.*	14,320	$1,605,129
Hexcel Corp.	53,100	2,348,613
		3,953,742
AIRLINES—0.8%
Spirit Airlines, Inc.*	24,000	1,779,360

APPAREL ACCESSORIES & LUXURY GOODS—1.5%
G-III Apparel Group Ltd.*	23,800	2,313,360
Kate Spade & Co.*	18,900	595,917
Oxford Industries, Inc.	8,100	453,114
		3,362,391
APPAREL RETAIL—0.2%
The Finish Line, Inc., Cl. A	23,300	549,880

APPLICATION SOFTWARE—3.9%
Aspen Technology, Inc.*	20,800	735,176
PTC, Inc.*	55,000	1,837,550
SS&C Technologies Holdings, Inc.	28,200	1,560,306
Synchronoss Technologies, Inc.*	42,900	1,821,963
Tyler Technologies, Inc.*	16,600	1,760,928
Verint Systems, Inc.*	18,300	976,854
		8,692,777
ASSET MANAGEMENT & CUSTODY BANKS—1.4%
OM Asset Management PLC.*	91,300	1,384,108
WisdomTree Investments, Inc.	97,000	1,689,740
		3,073,848
AUTO PARTS & EQUIPMENT—1.7%
American Axle & Manufacturing Holdings, Inc.*	87,400	2,128,190
Tenneco, Inc.*	31,800	1,635,156
		3,763,346
AUTOMOTIVE RETAIL—0.9%
Lithia Motors, Inc., Cl. A	23,800	2,015,860

BIOTECHNOLOGY—10.9%
ACADIA Pharmaceuticals, Inc.*	39,600	1,205,028
Bluebird Bio, Inc.*	20,600	1,913,946
Celldex Therapeutics, Inc.*	60,500	1,295,910
Cepheid, Inc.*	33,700	1,904,387
Foundation Medicine, Inc.*	19,000	905,540
Intercept Pharmaceuticals, Inc.*	6,000	1,206,180
Ironwood Pharmaceuticals, Inc.*	142,200	2,215,476
Isis Pharmaceuticals, Inc.*	35,000	2,397,850
Juno Therapeutics, Inc.*	8,500	363,375
Neuralstem, Inc.*	148,700	460,970
Neurocrine Biosciences, Inc.*	50,400	1,696,464
NPS Pharmaceuticals, Inc.*	31,400	1,440,004
Orexigen Therapeutics, Inc.*	213,550	1,121,137
Portola Pharmaceuticals, Inc.*	56,700	1,611,981
Puma Biotechnology, Inc.*	7,200	1,519,776
Receptos, Inc.*	9,000	991,530
TESARO, Inc.*	25,700	1,033,911

	SHARES	VALUE
COMMON STOCKS—(CONT.)
BIOTECHNOLOGY—(CONT.)
Ultragenyx Pharmaceutical, Inc.*	17,600	$1,022,560
		24,306,025
BREWERS—0.7%
The Boston Beer Co., Inc., Cl. A*	4,900	1,541,148

BUILDING PRODUCTS—1.7%
AO Smith Corp.	36,900	2,192,229
NCI Building Systems, Inc.*	99,800	1,539,914
		3,732,143
COMMODITY CHEMICALS—0.9%
Calgon Carbon Corp.*	97,000	1,913,810

COMMUNICATIONS EQUIPMENT—1.3%
ARRIS Group, Inc.*	34,000	891,480
CalAmp Corp.*	117,200	2,099,052
		2,990,532
CONSTRUCTION & ENGINEERING—0.6%
MasTec, Inc.*	69,700	1,290,844

CONSTRUCTION MATERIALS—0.6%
Eagle Materials, Inc.	18,600	1,324,692

CONSUMER FINANCE—0.8%
PRA Group, Inc.*	36,800	1,822,336

DATA PROCESSING & OUTSOURCED SERVICES—2.6%
Blackhawk Network Holdings, Inc.*	22,800	760,608
Euronet Worldwide, Inc.*	32,200	1,461,558
MAXIMUS, Inc.	33,200	1,849,904
WEX, Inc.*	18,675	1,719,034
		5,791,104
DISTRIBUTORS—0.7%
Pool Corp.	24,900	1,549,029

EDUCATION SERVICES—1.0%
Grand Canyon Education, Inc.*	48,700	2,134,034

ELECTRONIC COMPONENTS—1.2%
Belden, Inc.	32,600	2,703,844

ELECTRONIC EQUIPMENT MANUFACTURERS—1.6%
Cognex Corp.*	28,300	1,040,025
FEI Co.	30,200	2,483,044
		3,523,069
ENVIRONMENTAL & FACILITIES SERVICES—0.5%
US Ecology, Inc.	29,100	1,206,486

FOOD DISTRIBUTORS—0.9%
United Natural Foods, Inc.*	25,700	1,986,096

FOOD RETAIL—0.8%
Smart & Final Stores, Inc.*	122,300	1,834,500

FOOTWEAR—0.9%
Skechers U.S.A. Inc., Cl. A*	33,900	2,045,865

GENERAL MERCHANDISE STORES—1.1%
Burlington Stores, Inc.*	47,400	2,364,786

HEALTH CARE EQUIPMENT—2.8%
DBV Technologies SA#*	57,200	1,389,388

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE EQUIPMENT—(CONT.)
DexCom, Inc.*	11,300	$675,514
Insulet Corp.*	37,200	1,093,308
Nevro Corp.*	27,100	1,234,676
Wright Medical Group, Inc.*	78,800	1,923,508
		6,316,394
HEALTH CARE FACILITIES—1.4%
Acadia Healthcare Co., Inc.*	19,700	1,137,675
Healthsouth Corp.	47,200	2,081,520
		3,219,195
HEALTH CARE SERVICES—2.0%
Air Methods Corp.*	37,900	1,574,745
IPC Healthcare, Inc.*	28,190	1,137,748
Team Health Holdings, Inc.*	34,300	1,773,310
		4,485,803
HEALTH CARE SUPPLIES—1.0%
Align Technology, Inc.*	29,200	1,549,060
OraSure Technologies, Inc.*	70,500	647,895
		2,196,955
HEALTH CARE TECHNOLOGY—0.5%
HMS Holdings Corp.*	54,550	1,079,272

HOMEFURNISHING RETAIL—0.6%
Restoration Hardware Holdings, Inc.*	14,800	1,295,444

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.8%
On Assignment, Inc.*	51,000	1,791,630

INDUSTRIAL MACHINERY—2.0%
Middleby Corp.*	16,150	1,534,573
Rexnord Corp.*	76,400	1,890,900
Watts Water Technologies, Inc.	18,954	1,111,273
		4,536,746
INTERNET SOFTWARE & SERVICES—5.2%
Constant Contact, Inc.*	24,100	911,462
Cornerstone OnDemand, Inc.*	32,800	1,080,760
Criteo SA#*	26,800	1,043,860
DealerTrack Holdings, Inc.*	50,150	2,016,030
Demandware, Inc.*	24,100	1,290,796
GrubHub, Inc.*	44,300	1,525,249
Shutterstock, Inc.*	24,200	1,362,218
SPS Commerce, Inc.*	29,600	1,755,280
WebMD Health Corp.*	15,000	581,250
		11,566,905
INVESTMENT BANKING & BROKERAGE—0.6%
Evercore Partners, Inc., Cl. A	28,200	1,349,934

IT CONSULTING & OTHER SERVICES—1.4%
InterXion Holding NV*	57,700	1,574,633
Unisys Corp.*	67,300	1,475,889
		3,050,522
LEISURE PRODUCTS—1.0%
Brunswick Corp.	40,911	2,220,649

	SHARES	VALUE
COMMON STOCKS—(CONT.)
LIFE & HEALTH INSURANCE—0.5%
American Equity Investment Life Holding Co.	40,678	$1,037,696

LIFE SCIENCES TOOLS & SERVICES—1.6%
ICON PLC.#*	39,200	2,210,880
PRA Health Sciences, Inc.*	54,600	1,426,698
		3,637,578
MANAGED HEALTH CARE—1.7%
HealthEquity, Inc.*	44,000	913,880
Molina Healthcare, Inc.*	37,900	1,929,489
WellCare Health Plans, Inc.*	14,700	1,070,895
		3,914,264
MOVIES & ENTERTAINMENT—0.8%
Rentrak Corp.*	23,400	1,800,162

OFFICE SERVICES & SUPPLIES—0.7%
Herman Miller, Inc.	55,300	1,606,465

OIL & GAS EQUIPMENT & SERVICES—0.3%
US Silica Holdings, Inc.	22,900	577,080

OIL & GAS EXPLORATION & PRODUCTION—2.2%
Diamondback Energy, Inc.*	26,500	1,828,235
Parsley Energy, Inc., Cl. A*	81,500	1,366,755
PDC Energy, Inc.*	39,000	1,791,660
		4,986,650
OIL & GAS STORAGE & TRANSPORTATION—0.3%
SemGroup Corp., Cl. A	10,500	706,965

PACKAGED FOODS & MEATS—1.5%
B&G Foods, Inc.	46,700	1,393,528
Hain Celestial Group, Inc.*	35,840	1,891,277
		3,284,805
PAPER PACKAGING—1.2%
Graphic Packaging Holding Co.*	186,600	2,701,968

PHARMACEUTICALS—1.5%
Aerie Pharmaceuticals, Inc.*	26,600	743,736
Pacira Pharmaceuticals, Inc.*	25,400	2,726,690
		3,470,426
REGIONAL BANKS—1.4%
Bank of the Ozarks, Inc.	42,700	1,384,761
Investors Bancorp, Inc.	153,800	1,693,338
		3,078,099
RENEWABLE ELECTRICITY—0.6%
TerraForm Power, Inc., Cl. A	44,000	1,431,760

RESTAURANTS—4.2%
Bloomin’ Brands, Inc.*	100,800	2,491,272
Diamond Resorts International, Inc.*	3,100	87,978
Fiesta Restaurant Group, Inc.*	30,400	1,795,728
Jack in the Box, Inc.	20,300	1,721,237
Papa John’s International, Inc.	39,499	2,506,606
Popeyes Louisiana Kitchen, Inc.*	11,600	666,072
		9,268,893

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SEMICONDUCTORS—4.6%
Cavium Networks, Inc.*	18,800	$1,105,628
Cypress Semiconductor Corp.	119,500	1,760,235
Fairchild Semiconductor International, Inc.*	72,000	1,105,200
Microsemi Corp.*	65,797	1,833,104
Monolithic Power Systems, Inc.	30,500	1,448,445
Qorvo, Inc.*	40,625	3,000,969
		10,253,581
SPECIALIZED CONSUMER SERVICES—0.4%
Sotheby’s	21,300	906,315

SPECIALTY CHEMICALS—1.7%
Chemtura Corp.*	47,900	1,043,741
Cytec Industries, Inc.	10,300	494,297
PolyOne Corp.	62,400	2,220,816
		3,758,854
SPECIALTY STORES—0.5%
Five Below, Inc.*	35,800	1,192,856

SYSTEMS SOFTWARE—2.4%
Barracuda Networks, Inc.*	42,400	1,435,664
Fleetmatics Group PLC.*	52,000	1,841,320
Proofpoint, Inc.*	40,200	2,010,000
		5,286,984
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.0%
Electronics For Imaging, Inc.*	48,186	1,862,389
Nimble Storage, Inc.*	25,300	567,479
Super Micro Computer, Inc.*	56,300	2,058,891
		4,488,759
TRADING COMPANIES & DISTRIBUTORS—0.8%
Watsco, Inc.	16,400	1,785,304

TRUCKING—1.6%
Saia, Inc.*	44,900	1,890,739
Swift Transportation Co.*	64,400	1,582,952
		3,473,691
TOTAL COMMON STOCKS (Cost $174,899,370)		207,010,151

PREFERRED STOCKS—0.2%
PHARMACEUTICALS—0.2%
Tolero Pharmaceuticals, Inc.*,@,(a)	148,237	447,098
(Cost $447,098)		447,098

RIGHTS—%
BIOTECHNOLOGY—%
Neuralstem, Inc., 1/8/2019*	77,950	—
(Cost $0)		—

REAL ESTATE INVESTMENT TRUST—3.4%
HOTELS & RESORTS—0.9%
Pebblebrook Hotel Trust	43,846	2,036,208

MORTGAGE—0.4%
Blackstone Mortgage Trust, Inc., Cl. A	26,900	785,480

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—(CONT.)
OFFICE—1.1%
Dupont Fabros Technology, Inc.	68,200	$2,541,132

SPECIALIZED—1.0%
Sovran Self Storage, Inc.	23,400	2,217,150
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $5,956,841)		7,579,970

Total Investments (Cost $181,303,309)(b)	96.4%	215,037,219
Other Assets in Excess of Liabilities	3.6%	7,919,673
NET ASSETS	100.0%	$222,956,892

*                      Non-income producing security.

#                      American Depositary Receipts.

(a)              Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.

(b)              At January 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $182,202,516, amounted to $32,834,703 which consisted of aggregate gross unrealized appreciation of $40,792,015 and aggregate gross unrealized depreciation of $7,957,312.

@                 Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Tolero Pharmaceuticals, Inc.	10/31/2014	$447,098	$447,098	0.20%
Total			$447,098	0.20%

See Notes to Financial Statements

THE ALGER FUNDS | ALGER GROWTH OPPORTUNITIES FUND

Schedule of Investments January 31, 2015

	SHARES	VALUE
COMMON STOCKS—91.4%
AEROSPACE & DEFENSE—1.7%
Esterline Technologies Corp.*	800	$89,672
Hexcel Corp.	3,395	150,161
		239,833
AIRLINES—0.8%
Spirit Airlines, Inc.*	1,540	114,176

APPAREL ACCESSORIES & LUXURY GOODS—0.9%
Hanesbrands, Inc.	1,230	136,997

APPLICATION SOFTWARE—2.3%
PTC, Inc.*	3,150	105,242
Synchronoss Technologies, Inc.*	2,755	117,005
Tyler Technologies, Inc.*	1,080	114,566
		336,813
ASSET MANAGEMENT & CUSTODY BANKS—0.6%
WisdomTree Investments, Inc.	5,345	93,110

AUTO PARTS & EQUIPMENT—2.3%
American Axle & Manufacturing Holdings, Inc.*	5,280	128,568
Tenneco, Inc.*	1,415	72,759
WABCO Holdings, Inc.*	1,395	132,762
		334,089
AUTOMOTIVE RETAIL—0.9%
Lithia Motors, Inc., Cl. A	1,490	126,203

BIOTECHNOLOGY—8.7%
Bluebird Bio, Inc.*	495	45,990
Celldex Therapeutics, Inc.*	3,175	68,008
Cepheid, Inc.*	2,360	133,364
Clovis Oncology, Inc.*	605	39,440
Foundation Medicine, Inc.*	1,475	70,298
Intercept Pharmaceuticals, Inc.*	290	58,299
Ironwood Pharmaceuticals, Inc.*	9,200	143,336
Juno Therapeutics, Inc.*	945	40,399
Medivation, Inc.*	1,155	125,687
Neurocrine Biosciences, Inc.*	3,025	101,822
NPS Pharmaceuticals, Inc.*	1,420	65,121
Orexigen Therapeutics, Inc.*	6,805	35,726
Pharmacyclics, Inc.*	690	116,438
Portola Pharmaceuticals, Inc.*	3,140	89,270
Puma Biotechnology, Inc.*	345	72,823
Receptos, Inc.*	405	44,619
		1,250,640
BREWERS—0.7%
The Boston Beer Co., Inc., Cl. A*	300	94,356

BUILDING PRODUCTS—2.6%
AO Smith Corp.	2,305	136,940
Fortune Brands Home & Security, Inc.	3,250	145,568
NCI Building Systems, Inc.*	6,335	97,749
		380,257
CABLE & SATELLITE—0.6%
AMC Networks, Inc.*	1,240	82,708

	SHARES	VALUE
COMMON STOCKS—(CONT.)
COMMUNICATIONS EQUIPMENT—1.3%
ARRIS Group, Inc.*	2,560	$67,123
CalAmp Corp.*	6,720	120,355
		187,478
CONSTRUCTION & ENGINEERING—0.5%
MasTec, Inc.*	3,755	69,543

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.7%
Allison Transmission Holdings, Inc.	4,195	131,387
Wabtec Corp.	1,455	121,420
		252,807
CONSTRUCTION MATERIALS—1.5%
Eagle Materials, Inc.	1,340	95,435
Vulcan Materials Co.	1,810	127,623
		223,058
CONSUMER FINANCE—0.7%
PRA Group, Inc.*	2,175	107,706

DATA PROCESSING & OUTSOURCED SERVICES—2.9%
Euronet Worldwide, Inc.*	1,375	62,411
MAXIMUS, Inc.	1,755	97,789
Total System Services, Inc.	3,320	117,428
Vantiv, Inc., CL. A*	4,245	145,986
		423,614
DISTRIBUTORS—0.8%
LKQ Corp.*	4,730	122,081

DIVERSIFIED BANKS—0.8%
Square 1 Financial, Inc.*	5,000	116,300

EDUCATION SERVICES—0.9%
Grand Canyon Education, Inc.*	3,090	135,404

ELECTRICAL COMPONENTS & EQUIPMENT—1.6%
Acuity Brands, Inc.	1,030	154,387
Hubbell, Inc., Cl. B	700	74,228
		228,615
ELECTRONIC COMPONENTS—1.0%
Belden, Inc.	1,785	148,048

ELECTRONIC EQUIPMENT MANUFACTURERS—1.1%
FEI Co.	1,890	155,396

ENVIRONMENTAL & FACILITIES SERVICES—0.8%
Waste Connections, Inc.	2,700	116,694

FOOD DISTRIBUTORS—0.8%
United Natural Foods, Inc.*	1,580	122,102

FOOD RETAIL—0.7%
Smart & Final Stores, Inc.*	6,930	103,950

FOOTWEAR—0.8%
Skechers U.S.A. Inc., Cl. A*	1,825	110,139

GENERAL MERCHANDISE STORES—1.1%
Burlington Stores, Inc.*	3,245	161,893

HEALTH CARE EQUIPMENT—2.9%
DBV Technologies SA#*	2,835	68,862

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE EQUIPMENT—(CONT.)
IDEXX Laboratories, Inc.*	445	$70,497
Insulet Corp.*	3,520	103,453
Nevro Corp.*	1,090	49,660
Wright Medical Group, Inc.*	5,275	128,763
		421,235
HEALTH CARE FACILITIES—1.1%
Acadia Healthcare Co., Inc.*	1,180	68,145
Tenet Healthcare Corporation*	1,995	84,349
		152,494
HEALTH CARE SERVICES—0.6%
IPC Healthcare, Inc.*	2,170	87,581

HEALTH CARE SUPPLIES—0.8%
Align Technology, Inc.*	2,120	112,466

HEALTH CARE TECHNOLOGY—0.5%
HMS Holdings Corp.*	3,445	68,159

HOME FURNISHING RETAIL—0.9%
Williams-Sonoma, Inc.	1,675	131,069

HOUSEWARES & SPECIALTIES—1.1%
Jarden Corp.*	3,300	158,466

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.7%
On Assignment, Inc.*	2,700	94,851

INDUSTRIAL MACHINERY—1.1%
Nordson Corp.	1,385	100,911
Watts Water Technologies, Inc.	1,025	60,096
		161,007
INTERNET SOFTWARE & SERVICES—4.0%
Cornerstone OnDemand, Inc.*	2,145	70,678
Criteo SA#*	1,425	55,504
DealerTrack Holdings, Inc.*	2,695	108,339
Demandware, Inc.*	1,310	70,164
Everyday Health, Inc.*	4,635	64,334
GrubHub, Inc.*	3,285	113,102
SPS Commerce, Inc.*	1,735	102,885
		585,006
IT CONSULTING & OTHER SERVICES—0.7%
Gartner, Inc.*	1,245	104,854

LEISURE PRODUCTS—1.5%
Brunswick Corp.	2,810	152,527
Polaris Industries, Inc.	420	60,728
		213,255
LIFE & HEALTH INSURANCE—0.6%
Symetra Financial Corp.	4,125	83,779

LIFE SCIENCES TOOLS & SERVICES—0.6%
PRA Health Sciences, Inc.*	3,360	87,797

MANAGED HEALTH CARE—1.7%
HealthEquity, Inc.*	2,865	59,506
Molina Healthcare, Inc.*	2,265	115,311

	SHARES	VALUE
COMMON STOCKS—(CONT.)
MANAGED HEALTH CARE—(CONT.)
WellCare Health Plans, Inc.*	925	$67,386
		242,203
MOVIES & ENTERTAINMENT—0.8%
Rentrak Corp.*	1,595	122,703

OFFICE SERVICES & SUPPLIES—0.8%
Herman Miller, Inc.	3,770	109,518

OIL & GAS EQUIPMENT & SERVICES—0.3%
US Silica Holdings, Inc.	1,725	43,470

OIL & GAS EXPLORATION & PRODUCTION—1.7%
Diamondback Energy, Inc.*	1,290	88,997
Parsley Energy, Inc., Cl. A*	5,875	98,524
Whiting Petroleum Corp.*	1,766	53,015
		240,536
OIL & GAS STORAGE & TRANSPORTATION—0.7%
Cheniere Energy Partners LP Holdings LLC	4,290	98,284

PACKAGED FOODS & MEATS—1.4%
B&G Foods, Inc.	2,365	70,571
Hain Celestial Group, Inc.*	2,510	132,453
		203,024
PAPER PACKAGING—1.5%
Graphic Packaging Holding Co.*	5,990	86,735
Packaging Corp., of America	1,735	131,600
		218,335
PHARMACEUTICALS—2.1%
Jazz Pharmaceuticals PLC.*	820	138,859
Pacira Pharmaceuticals, Inc.*	1,480	158,878
		297,737
RAILROADS—1.0%
Genesee & Wyoming, Inc., Cl. A*	1,670	137,691

REAL ESTATE SERVICES—0.7%
Jones Lang LaSalle, Inc.	670	98,544

REGIONAL BANKS—0.9%
Signature Bank*	1,085	127,086

RESEARCH & CONSULTING SERVICES—0.7%
CoStar Group, Inc.*	555	102,403

RESTAURANTS—4.3%
Bloomin’ Brands, Inc.*	6,240	154,222
Brinker International, Inc.	2,000	116,860
Jack in the Box, Inc.	520	44,091
Papa John’s International, Inc.	2,975	188,793
Shake Shack, Inc., Cl. A*	1,000	45,900
Zoe’s Kitchen, Inc.*	2,270	70,234
		620,100
SEMICONDUCTOR EQUIPMENT—1.4%
Lam Research Corp.	1,538	117,564
SunEdison, Inc.*	4,575	85,690
		203,254

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SEMICONDUCTORS—3.2%
Cavium Networks, Inc.*	950	$55,870
Cypress Semiconductor Corp.	5,100	75,123
Microsemi Corp.*	4,685	130,524
Qorvo, Inc.*	2,660	196,494
		458,011
SPECIALIZED CONSUMER SERVICES—0.9%
Service Corp. International	5,825	131,820

SPECIALTY CHEMICALS—2.0%
Chemtura Corp.*	3,195	69,619
PolyOne Corp.	3,310	117,803
The Valspar Corp.	1,255	104,705
		292,127
SPECIALTY STORES—2.3%
Five Below, Inc.*	2,330	77,636
Signet Jewelers Ltd.	1,040	125,954
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,010	133,259
		336,849
SYSTEMS SOFTWARE—2.2%
Barracuda Networks, Inc.*	2,070	70,090
Fleetmatics Group PLC.*	3,620	128,184
ServiceNow, Inc.*	1,600	116,640
		314,914
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.9%
Electronics For Imaging, Inc.*	3,085	119,235
Super Micro Computer, Inc.*	4,075	149,023
		268,258
TRUCKING—0.7%
Saia, Inc.*	2,530	106,538
TOTAL COMMON STOCKS (Cost $10,919,807)		13,209,434

PREFERRED STOCKS—0.5%
PHARMACEUTICALS—0.5%
Intarcia Therapeutics, Inc.*,@	759	33,396
Tolero Pharmaceuticals, Inc.*,@,(a)	10,097	30,454
		63,850
TOTAL PREFERRED STOCKS (Cost $55,037)		63,850

MASTER LIMITED PARTNERSHIP—0.7%
INVESTMENT BANKING & BROKERAGE—0.7%
Lazard Ltd., Cl. A	2,240	102,592
(Cost $115,977)		102,592

REAL ESTATE INVESTMENT TRUST—3.9%
HEALTH CARE—0.4%
Omega Healthcare Investors, Inc.	1,535	67,325

HOTELS & RESORTS—0.7%
Pebblebrook Hotel Trust	2,230	103,561

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—(CONT.)
OFFICE—0.7%
Alexandria Real Estate Equities, Inc.	1,015	$98,983

SPECIALIZED—2.1%
Lamar Advertising Co.	2,280	127,725
Sovran Self Storage, Inc.	1,805	171,024
		298,749
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $471,100)		568,618

Total Investments (Cost $11,561,921)(b)	96.5%	13,944,494
Other Assets in Excess of Liabilities	3.5%	511,637
NET ASSETS	100.0%	$14,456,131

*                Non-income producing security.

#                American Depositary Receipts.

(a)        Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.

(b)        At January 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,578,735, amounted to $2,365,759 which consisted of aggregate gross unrealized appreciation of $2,786,326 and aggregate gross unrealized depreciation of $420,567.

@           Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Intarcia Therapeutics, Inc.	3/27/2014	$24,583	$33,396	0.23%
Tolero Pharmaceuticals, Inc.	10/31/2014	30,454	30,454	0.21%
Total			$63,850	0.44%

See Notes to Financial Statements

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND

Schedule of Investments January 31, 2015

	SHARES	VALUE
COMMON STOCKS—96.7%
BIOTECHNOLOGY—34.4%
ACADIA Pharmaceuticals, Inc.*	17,250	$524,917
Alexion Pharmaceuticals, Inc.*	15,700	2,876,868
ARIAD Pharmaceuticals, Inc.*	100,650	649,192
Biogen Idec, Inc.*	25,000	9,729,000
BioMarin Pharmaceutical, Inc.*	21,100	2,050,076
Bluebird Bio, Inc.*	16,550	1,537,660
Celgene Corp.*	56,000	6,672,960
Celldex Therapeutics, Inc.*	37,300	798,966
Cepheid, Inc.*	15,300	864,603
Foundation Medicine, Inc.*	8,850	421,791
Gilead Sciences, Inc.*	121,050	12,689,672
Intercept Pharmaceuticals, Inc.*	22,600	4,543,278
Ironwood Pharmaceuticals, Inc.*	267,900	4,173,882
Juno Therapeutics, Inc.*	3,450	147,488
Medivation, Inc.*	30,050	3,270,041
Neuralstem, Inc.*	517,250	1,603,475
Neurocrine Biosciences, Inc.*	38,850	1,307,691
Orexigen Therapeutics, Inc.*	162,800	854,700
Pharmacyclics, Inc.*	23,600	3,982,500
Portola Pharmaceuticals, Inc.*	41,700	1,185,531
ProShares UltraShort Nasdaq Biotechnology*	100,000	4,037,000
Puma Biotechnology, Inc.*	6,550	1,382,574
Receptos, Inc.*	4,800	528,816
Vascular Biogenics Ltd.*	84,000	1,327,200
Vericel Corp.*	392,000	1,234,800
Vertex Pharmaceuticals, Inc.*	8,550	941,697
		69,336,378
DRUG RETAIL—3.5%
CVS Caremark Corp.	34,500	3,386,520
Rite Aid Corp.*	521,200	3,637,976
		7,024,496
HEALTH CARE DISTRIBUTORS—1.6%
McKesson Corp.	15,000	3,189,750

HEALTH CARE EQUIPMENT—11.0%
DBV Technologies SA*	55,307	2,679,662
EnteroMedics, Inc.*	1,204,600	1,397,336
Insulet Corp.*	86,410	2,539,590
Nevro Corp.*	49,200	2,241,552
St. Jude Medical, Inc.	81,000	5,335,470
Wright Medical Group, Inc.*	148,321	3,620,516
Zimmer Holdings, Inc.	38,850	4,355,085
		22,169,211
HEALTH CARE FACILITIES—9.1%
Acadia Healthcare Co., Inc.*	32,350	1,868,212
HCA Holdings, Inc.*	80,600	5,706,480
Healthsouth Corp.	24,150	1,065,015
Tenet Healthcare Corporation*	158,250	6,690,810

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE FACILITIES—(CONT.)
Universal Health Services, Inc., Cl. B	30,000	$3,075,900
		18,406,417
HEALTH CARE SERVICES—2.3%
Air Methods Corp.*	69,450	2,885,648
IPC Healthcare, Inc.*	40,500	1,634,580
		4,520,228
HEALTH CARE SUPPLIES—1.3%
Align Technology, Inc.*	50,800	2,694,940

HEALTH CARE TECHNOLOGY—0.5%
HMS Holdings Corp.*	49,200	973,422

LIFE SCIENCES TOOLS & SERVICES—1.5%
ICON PLC.#*	17,100	964,440
PRA Health Sciences, Inc.*	39,300	1,026,909
Thermo Fisher Scientific, Inc.	8,600	1,076,806
		3,068,155
MANAGED HEALTH CARE—7.8%
Aetna, Inc.	37,150	3,411,113
Cigna Corp.	58,200	6,217,506
HealthEquity, Inc.*	36,300	753,951
Molina Healthcare, Inc.*	29,850	1,519,663
UnitedHealth Group, Inc.	20,200	2,146,250
WellCare Health Plans, Inc.*	22,350	1,628,198
		15,676,681
PHARMACEUTICALS—23.7%
AbbVie, Inc.	120,550	7,275,193
Actavis PLC.*	51,267	13,664,706
Dermira, Inc.*	40,000	674,000
Emmaus Life Sciences, Inc.*,@	479,063	1,676,721
Jazz Pharmaceuticals PLC.*	17,600	2,980,383
Mallinckrodt PLC.*	43,100	4,568,169
Merck & Co., Inc.	65,250	3,933,270
Pacira Pharmaceuticals, Inc.*	36,450	3,912,908
Perrigo Co., PLC.	9,600	1,456,704
Roche Holding AG	10,100	2,733,355
Shire PLC.#	21,700	4,757,942
		47,633,351
TOTAL COMMON STOCKS (Cost $154,571,506)		194,693,029

PREFERRED STOCKS—2.6%
PHARMACEUTICALS—2.6%
Intarcia Therapeutics, Inc.*,@	8,965	394,460
Tolero Pharmaceuticals, Inc.*,@,(a)	1,638,547	4,942,022
		5,336,482
TOTAL PREFERRED STOCKS (Cost $5,232,398)		5,336,482

	SHARES	VALUE
RIGHTS—%
BIOTECHNOLOGY—%
Neuralstem, Inc., 1/8/2019*	344,125	$—

PHARMACEUTICALS—%
Emmaus Life Sciences, Inc., 9/11/2018*,@	320,000	—
TOTAL RIGHTS (Cost $0)		—

Total Investments (Cost $159,803,904)(b)	99.3%	200,029,511
Other Assets in Excess of Liabilities	0.7%	1,397,422
NET ASSETS	100.0%	$201,426,933

*                 Non-income producing security.

#                 American Depositary Receipts.

(a)         Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.

(b)         At January 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $163,110,672, amounted to $36,918,839 which consisted of aggregate gross unrealized appreciation of $42,218,904 and aggregate gross unrealized depreciation of $5,300,065.

@            Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Emmaus Life Sciences, Inc.	9/09/2013	800,000	1,120,000	0.56%
Emmaus Life Sciences, Inc.	6/06/2014	556,721	556,720	0.27%
Intarcia Therapeutics, Inc.	3/27/2014	290,376	394,460	0.20%
Tolero Pharmaceuticals, Inc	8/01/2014	$3,914,286	$3,914,286	1.94%
Tolero Pharmaceuticals, Inc.	10/31/2014	1,027,736	1,027,736	0.51%
Total			$7,013,202	3.48%

See Notes to Financial Statements

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND

Schedule of Investments January 31, 2015

	SHARES	VALUE
COMMON STOCKS—89.5%
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	5,064	$3,342

AEROSPACE & DEFENSE—4.6%
General Dynamics Corp.	7,200	959,112
Honeywell International, Inc.	19,700	1,925,872
The Boeing Co.	12,020	1,747,347
		4,632,331
AIR FREIGHT & LOGISTICS—0.7%
United Parcel Service, Inc., Cl. B	7,300	721,532

AIRPORT SERVICES—0.7%
Macquarie Infrastructure Co., LLC	9,780	698,879

APPAREL RETAIL—0.9%
L Brands, Inc.	11,300	956,319

ASSET MANAGEMENT & CUSTODY BANKS—2.4%
Ameriprise Financial, Inc.	7,700	962,038
BlackRock, Inc.	4,400	1,498,244
		2,460,282
AUTO PARTS & EQUIPMENT—1.6%
Delphi Automotive PLC.	16,700	1,147,791
Johnson Controls, Inc.	9,700	450,759
		1,598,550
AUTOMOBILE MANUFACTURERS—0.5%
General Motors Co.	15,300	499,086

BIOTECHNOLOGY—1.8%
Amgen, Inc.	7,200	1,096,272
Gilead Sciences, Inc.*	6,800	712,844
		1,809,116
CABLE & SATELLITE—1.4%
Comcast Corporation, Cl. A	26,800	1,424,286

CASINOS & GAMING—0.5%
Las Vegas Sands Corp.	9,500	516,515

COMMUNICATIONS EQUIPMENT—1.8%
Cisco Systems, Inc.	41,100	1,083,602
QUALCOMM, Inc.	12,100	755,766
		1,839,368
CONSUMER ELECTRONICS—0.6%
Garmin Ltd.	11,100	581,196

CONSUMER FINANCE—0.6%
Discover Financial Services	11,800	641,684

DATA PROCESSING & OUTSOURCED SERVICES—0.8%
Xerox Corp.	59,400	782,298

DIVERSIFIED BANKS—4.2%
JPMorgan Chase & Co.	39,561	2,151,327
Wells Fargo & Co.	40,900	2,123,528
		4,274,855
DIVERSIFIED CHEMICALS—0.7%
The Dow Chemical Co.	16,500	745,140

DRUG RETAIL—1.8%
CVS Caremark Corp.	18,700	1,835,592

	SHARES	VALUE
COMMON STOCKS—(CONT.)
FERTILIZERS & AGRICULTURAL CHEMICALS—0.5%
Potash Corporation of Saskatchewan, Inc.	13,800	$504,252

GENERAL MERCHANDISE STORES—1.2%
Target Corp.	16,500	1,214,565

HEALTH CARE EQUIPMENT—0.9%
St. Jude Medical, Inc.	14,100	928,767

HOME IMPROVEMENT RETAIL—2.2%
The Home Depot, Inc.	21,800	2,276,356

HOTELS RESORTS & CRUISE LINES—1.0%
Royal Caribbean Cruises Ltd.	12,900	974,595

HOUSEHOLD PRODUCTS—1.5%
The Procter & Gamble Co.	18,525	1,561,472

HYPERMARKETS & SUPER CENTERS—1.2%
Wal-Mart Stores, Inc.	14,500	1,232,210

INDUSTRIAL CONGLOMERATES—1.9%
General Electric Co.	82,800	1,978,092

INTEGRATED OIL & GAS—4.4%
Exxon Mobil Corp.	33,000	2,884,860
Royal Dutch Shell PLC.#	25,500	1,566,975
		4,451,835
INTEGRATED TELECOMMUNICATION SERVICES—3.0%
AT&T, Inc.	30,300	997,476
Verizon Communications, Inc.	45,229	2,067,418
		3,064,894
INTERNET SOFTWARE & SERVICES—2.7%
Facebook, Inc., Cl. A*	8,100	614,871
Google, Inc., Cl. A*	2,005	1,077,788
Google, Inc., Cl. C*	2,005	1,071,712
		2,764,371
INVESTMENT BANKING & BROKERAGE—1.7%
Morgan Stanley	51,500	1,741,215

LEISURE FACILITIES—0.6%
Six Flags Entertainment Corp.	13,400	575,664

LIFE & HEALTH INSURANCE—0.4%
Prudential Financial, Inc.	5,900	447,692

MANAGED HEALTH CARE—1.7%
Aetna, Inc.	9,500	872,290
UnitedHealth Group, Inc.	8,500	903,125
		1,775,415
MOVIES & ENTERTAINMENT—0.8%
The Walt Disney Co.	8,900	809,544

MULTI-LINE INSURANCE—0.5%
Hartford Financial Services Group, Inc.	14,000	544,600

MULTI-UTILITIES—0.7%
Sempra Energy	6,500	727,480

OIL & GAS EQUIPMENT & SERVICES—0.8%
Halliburton Company	19,500	779,805

OIL & GAS EXPLORATION & PRODUCTION—1.3%
ConocoPhillips	20,300	1,278,494

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OIL, GAS & CONSUMABLE FUELS—0.5%
The Williams Cos., Inc.	12,000	$526,320

OTHER DIVERSIFIED FINANCIAL SERVICES—0.9%
Bank of America Corp.	59,900	907,485

PACKAGED FOODS & MEATS—0.6%
Kraft Foods Group, Inc.	9,000	588,060

PHARMACEUTICALS—9.3%
AbbVie, Inc.	22,800	1,375,980
Eli Lilly & Co.	21,300	1,533,600
Johnson & Johnson	22,900	2,293,206
Merck & Co., Inc.	26,900	1,621,532
Pfizer, Inc.	59,099	1,846,844
Roche Holding AG#	23,800	803,488
		9,474,650
RAILROADS—1.5%
CSX Corp.	45,600	1,518,480

RESTAURANTS—1.9%
Darden Restaurants, Inc.	10,300	632,214
McDonald’s Corp.	13,600	1,257,184
		1,889,398
SECURITY & ALARM SERVICES—1.1%
Tyco International PLC.	26,400	1,077,384

SEMICONDUCTOR EQUIPMENT—0.6%
Kla-Tencor Corp.	9,700	596,259

SEMICONDUCTORS—2.6%
Avago Technologies Ltd.	10,400	1,069,952
Intel Corp.	49,300	1,628,872
		2,698,824
SOFT DRINKS—3.7%
PepsiCo, Inc.	23,900	2,241,342
The Coca-Cola Co.	36,000	1,482,120
		3,723,462
SPECIALIZED FINANCE—1.1%
CME Group, Inc.	13,350	1,138,755

SYSTEMS SOFTWARE—2.5%
Microsoft Corp.	61,800	2,496,720

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.6%
Apple, Inc.	47,755	5,594,976
Seagate Technology PLC.	19,100	1,078,004
		6,672,980
TOBACCO—2.0%
Altria Group, Inc.	38,215	2,029,216
TOTAL COMMON STOCKS (Cost $66,675,482)		90,989,682

PREFERRED STOCKS—0.1%
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	43,672	28,824

	SHARES	VALUE
PREFERRED STOCKS—(CONT.)
ADVERTISING—(CONT.)
Choicestream, Inc., Cl. B*,@,(a)	89,234	$58,894
		87,718
TOTAL PREFERRED STOCKS (Cost $88,465)		87,718

MASTER LIMITED PARTNERSHIP—2.5%
ASSET MANAGEMENT & CUSTODY BANKS—1.8%
The Blackstone Group LP.	49,300	1,840,862

OIL & GAS STORAGE & TRANSPORTATION—0.7%
Cheniere Energy Partners LP.	23,400	741,780
TOTAL MASTER LIMITED PARTNERSHIP (Cost $1,932,115)		2,582,642

REAL ESTATE INVESTMENT TRUST—3.4%
HEALTH CARE—1.1%
Health Care REIT, Inc.	13,300	1,089,935

OFFICE—0.6%
Digital Realty Trust, Inc.	8,400	612,696

RETAIL—1.0%
Simon Property Group, Inc.	5,200	1,033,032

SPECIALIZED—0.7%
Lamar Advertising Co.	12,600	705,852
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $2,622,066)		3,441,515

Total Investments (Cost $71,318,128)(b)	95.5%	97,101,557
Other Assets in Excess of Liabilities	4.5%	4,530,219
NET ASSETS	100.0%	$101,631,776

(a)                       Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.

*          Non-income producing security.

#          American Depositary Receipts.

(b)                       At January 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $71,180,248, amounted to $25,921,309 which consisted of aggregate gross unrealized appreciation of $26,532,028 and aggregate gross unrealized depreciation of $610,719.

@                          Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Choicestream, Inc.	3/14/2014	$1,469	$3,342	0.00%
Choicestream, Inc., Cl. A	12/17/2013	34,924	28,824	0.03%
Choicestream, Inc., Cl. B	7/10/2014	53,541	58,894	0.06%
Total			$91,060	0.09%

See Notes to Financial Statements

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS

NOTE 1 — General:

The Alger Funds (the “Trust”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Accounting Standards Codification 946 Financial Services — Investment Companies. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in eight funds — Alger Capital Appreciation Fund, Alger International Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Growth Opportunities Fund, Alger Health Sciences Fund and Alger Growth & Income Fund (collectively, the “Funds” or individually, each a “Fund”). The Alger Capital Appreciation Fund, Alger International Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Growth Opportunities Fund and Alger Health Sciences Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Alger Growth & Income Fund also invests primarily in equity securities but has an investment objective of both capital appreciation and current income.

Each Fund offers one or more of the following share classes: Class A, B, C, I and Z. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Class I and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the costs of its plan of distribution, if it maintains one, and transfer agency and sub-transfer agency services.

NOTE 2 — Significant Accounting Policies:

(a)         Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees. Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities and option contracts for which valuation information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include unobservable market information which can include cash flows, income and expenses, and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Trust’s Board of Trustees (“Board”) and comprised of representatives of the Trust’s investment advisor. The Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b)         Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments. The following is a summary of the inputs used as of January 31, 2015 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Capital Appreciation Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$316,371,143	$316,316,393	—	$54,750
Consumer Staples	133,438,031	133,438,031	—	—
Energy	62,867,671	62,867,671	—	—
Financials	67,610,937	67,610,937	—	—
Health Care	404,013,665	404,013,665	—	—
Industrials	204,387,670	204,387,670	—	—
Information Technology	606,038,280	605,110,924	—	927,356
Materials	24,110,537	24,110,537	—	—
Telecommunication Services	17,246,994	17,246,994	—	—
Utilities	15,580,584	15,580,584	—	—
TOTAL COMMON STOCKS	$1,851,665,512	$1,850,683,406	—	$982,106
MASTER LIMITED PARTNERSHIP
Financials	47,256,298	47,256,298	—	—
PREFERRED STOCKS
Consumer Discretionary	1,561,090	—	—	1,561,090
Health Care	3,374,008	—	—	3,374,008
Information Technology	4,332,934	—	—	4,332,934
TOTAL PREFERRED STOCKS	$9,268,032	—	—	$9,268,032
REAL ESTATE INVESTMENT TRUST
Financials	6,625,517	6,625,517	—	—
TOTAL INVESTMENTS IN SECURITIES	$1,914,815,359	$1,904,565,221	—	$10,250,138

Alger International Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$24,719,689	$24,719,689	—	—
Consumer Staples	13,152,065	13,152,065	—	—
Energy	7,677,713	7,677,713	—	—
Financials	46,232,071	46,232,071	—	—
Health Care	25,191,046	25,191,046	—	—
Industrials	22,800,568	22,800,568	—	—
Information Technology	25,175,848	25,175,848	—	—
Materials	8,969,622	8,969,622	—	—
Telecommunication Services	6,990,857	6,990,857	—	—
Utilities	7,797,069	7,797,069	—	—
TOTAL COMMON STOCKS	$188,706,548	$188,706,548	—	—
TOTAL INVESTMENTS IN SECURITIES	$188,706,548	$188,706,548	—	—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Mid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$48,069,957	$48,069,957	—	—
Consumer Staples	9,534,077	9,534,077	—	—
Energy	6,099,487	6,099,487	—	—
Financials	10,136,387	10,136,387	—	—
Health Care	25,118,604	25,118,604	—	—
Industrials	28,625,488	28,625,488	—	—
Information Technology	36,551,061	36,451,986	—	99,075
Materials	5,606,984	5,606,984	—	—
Telecommunication Services	2,789,304	2,789,304	—	—
Utilities	1,584,698	1,584,698	—	—
TOTAL COMMON STOCKS	$174,116,047	$174,016,972	—	$99,075
MASTER LIMITED PARTNERSHIP
Financials	2,067,180	2,067,180	—	—
PREFERRED STOCKS
Health Care	1,492,970	—	—	1,492,970
Information Technology	462,915	—	—	462,915
TOTAL PREFERRED STOCKS	$1,955,885	—	—	$1,955,885
REAL ESTATE INVESTMENT TRUST
Financials	5,868,747	5,868,747	—	—
TOTAL INVESTMENTS IN SECURITIES	$184,007,859	$181,952,899	—	$2,054,960

Alger SMid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$191,610,060	$191,610,060	—	—
Consumer Staples	34,165,437	34,165,437	—	—
Energy	27,485,588	27,485,588	—	—
Financials	59,801,598	59,801,598	—	—
Health Care	185,967,587	185,967,587	—	—
Industrials	162,834,240	162,834,240	—	—
Information Technology	228,090,318	227,598,393	—	491,925
Materials	65,654,002	65,654,002	—	—
TOTAL COMMON STOCKS	$955,608,830	$955,116,905	—	$491,925
MASTER LIMITED PARTNERSHIP
Financials	7,208,920	7,208,920	—	—
PREFERRED STOCKS
Health Care	2,169,948	—	—	2,169,948
Information Technology	2,298,449	—	—	2,298,449
TOTAL PREFERRED STOCKS	$4,468,397	—	—	$4,468,397
REAL ESTATE INVESTMENT TRUST
Financials	38,900,107	38,900,107	—	—
TOTAL INVESTMENTS IN SECURITIES	$1,006,186,254	$1,001,225,932	—	$4,960,322

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Small Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$34,469,510	$34,469,510	—	—
Consumer Staples	8,646,549	8,646,549	—	—
Energy	6,270,695	6,270,695	—	—
Financials	10,361,913	10,361,913	—	—
Health Care	52,625,912	52,625,912	—	—
Industrials	25,156,411	25,156,411	—	—
Information Technology	58,348,077	58,348,077	—	—
Materials	9,699,324	9,699,324	—	—
Utilities	1,431,760	1,431,760	—	—
TOTAL COMMON STOCKS	$207,010,151	$207,010,151	—	—
PREFERRED STOCKS
Health Care	447,098	—	—	447,098
REAL ESTATE INVESTMENT TRUST
Financials	7,579,970	7,579,970	—	—
RIGHTS
Health Care	—	—	—	—
TOTAL INVESTMENTS IN SECURITIES	$215,037,219	$214,590,121	—	$447,098

Alger Growth Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$2,923,776	$2,923,776	—	—
Consumer Staples	523,432	523,432	—	—
Energy	382,290	382,290	—	—
Financials	626,525	626,525	—	—
Health Care	2,720,312	2,720,312	—	—
Industrials	2,113,933	2,113,933	—	—
Information Technology	3,185,646	3,185,646	—	—
Materials	733,520	733,520	—	—
TOTAL COMMON STOCKS	$13,209,434	$13,209,434	—	—
MASTER LIMITED PARTNERSHIP
Financials	102,592	102,592	—	—
PREFERRED STOCKS
Health Care	63,850	—	—	63,850
REAL ESTATE INVESTMENT TRUST
Financials	568,618	568,618	—	—
TOTAL INVESTMENTS IN SECURITIES	$13,944,494	$13,880,644	—	$63,850

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Health Sciences Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Staples	$7,024,496	$7,024,496	—	—
Health Care	187,668,533	185,991,813	—	1,676,720
TOTAL COMMON STOCKS	$194,693,029	$193,016,309	—	$1,676,720
PREFERRED STOCKS
Health Care	5,336,482	—	—	5,336,482
RIGHTS
Health Care	—	—	—	—
TOTAL INVESTMENTS IN SECURITIES	$200,029,511	$193,016,309	—	$7,013,202

Alger Growth & Income Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$13,319,416	$13,316,074	—	$3,342
Consumer Staples	10,970,012	10,970,012	—	—
Energy	7,036,454	7,036,454	—	—
Financials	12,156,568	12,156,568	—	—
Health Care	13,987,948	13,987,948	—	—
Industrials	10,626,698	10,626,698	—	—
Information Technology	17,850,820	17,850,820	—	—
Materials	1,249,392	1,249,392	—	—
Telecommunication Services	3,064,894	3,064,894	—	—
Utilities	727,480	727,480	—	—
TOTAL COMMON STOCKS	$90,989,682	$90,986,340	—	$3,342
MASTER LIMITED PARTNERSHIP
Energy	741,780	741,780	—	—
Financials	1,840,862	1,840,862	—	—
TOTAL MASTER LIMITED PARTNERSHIP	$2,582,642	$2,582,642	—	—
PREFERRED STOCKS
Consumer Discretionary	87,718	—	—	87,718
REAL ESTATE INVESTMENT TRUST
Financials	3,441,515	3,441,515	—	—
TOTAL INVESTMENTS IN SECURITIES	$97,101,557	$97,010,497	—	$91,060

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Common Stocks
Opening balance at November 1, 2014	$974,640
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	7,466
Purchases, issuances, sales, and settlements	—
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2015	982,106
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 1/31/2015	$7,466

Alger Capital Appreciation Fund	Preferred Stocks
Opening balance at November 1, 2014	$8,978,474
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	289,558
Purchases, issuances, sales, and settlements	—
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2015	9,268,032
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 1/31/2015	$289,558

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Common Stocks
Opening balance at November 1, 2014	$99,075
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements	—
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2015	99,075
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 1/31/2015	$—

Alger Mid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2014	$462,915
Transfers into Level 3	1,492,970
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements	—
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2015	1,955,885
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 1/31/2015	$—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger SMid Cap Growth Fund	Common Stocks
Opening balance at November 1, 2014	$491,925
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements	—
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2015	491,925
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 1/31/2015	$—

Alger SMid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2014	$4,419,080
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	49,317
Purchases, issuances, sales, and settlements	—
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2015	4,468,397
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 1/31/2015	$49,317

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2014	$—
Transfers into Level 3	447,098
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements	—
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2015	447,098
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 1/31/2015	$—

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Growth Opportunities Fund	Preferred Stocks
Opening balance at November 1, 2014	$32,637
Transfers into Level 3	30,454
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	759
Purchases, issuances, sales, and settlements	—
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2015	63,850
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 1/31/2015	$759

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Health Sciences Fund	Common Stocks
Opening balance at November 1, 2014	$1,676,721
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements	—
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2015	1,676,721
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 1/31/2015	$—

Alger Health Sciences Fund	Preferred Stocks
Opening balance at November 1, 2014	$385,495
Transfers into Level 3	4,942,022
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	8,965
Purchases, issuances, sales, and settlements	—
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2015	5,336,482
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 1/31/2015	$8,965

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Health Sciences Fund	Rights
Opening balance at November 1, 2014	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements	—
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2015	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 1/31/2015	$—

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Growth & Income Fund	Common Stocks
Opening balance at November 1, 2014	$2,887
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	455
Purchases, issuances, sales, and settlements	—
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2015	3,342
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 1/31/2015	$455

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Growth & Income Fund	Preferred Stocks
Opening balance at November 1, 2014	$75,756
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	11,962
Purchases, issuances, sales, and settlements	—
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2015	87,718
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 1/31/2015	$11,962

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of January 31, 2015. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to our fair value measurements.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

	Fair Value	Valuation	Unobservable
	January 31, 2015	Methodology	Input	Range
Alger Capital Appreciation Fund
Common Stocks	$54,750	Market	Revenue Multiple	.07x to 4.3x
		Approach	EBITDA Multiple	8.8x to 50.4x
Common Stocks	$927,356	Income	Discount Rate	10%
		Approach
Preferred Stocks	$1,348,213	Market	Revenue Multiple	07x to 4.3x
		Approach	EBITDA Multiple	8.8x to 50.4x
Preferred Stocks	$7,706,942	Income	Discount Rate	10%
		Approach
Alger Mid Cap Growth Fund
Common Stocks	$99,075	Income	Discount Rate	10%
		Approach
Preferred Stocks	$462,915	Income	Discount Rate	10%
		Approach
Preferred Stocks	$1,492,970	Income	Discount Rate	15%
		Approach
Alger Health Sciences Fund
Common Stocks	$1,676,721	Income	Discount Rate	15%
		Approach
Preferred Stocks	$385,495	Income	Discount Rate	10%
		Approach
Preferred Stocks	$4,942,022	Income	Discount Rate	15%
		Approach
Rights	$—	Income	Discount Rate	15%
		Approach
Alger Growth & Income Fund
Common Stocks	$3,342	Market	Revenue Multiple	.07x to 4.3x
		Approach	EBITDA Multiple	8.8x to 50.4x
Preferred Stocks	$87,718	Market	Revenue Multiple	07x to 4.3x
		Approach	EBITDA Multiple	8.8x to 50.4x
Alger SMid Cap Growth Fund
Common Stocks	$491,925	Income	Discount Rate	10%
		Approach
Preferred Stocks	$4,468,397	Income	Discount Rate	10%
		Approach
Alger Small Cap Growth Fund
Common Stocks	$447,098	Income	Discount Rate	15%
		Approach
Alger Growth Opportunities Fund
Preferred Stocks	$33,396	Income	Discount Rate	10%
		Approach
Preferred Stocks	$30,454	Income	Discount Rate	15%
		Approach

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On January 31, 2015 the Alger International Growth Fund transferred $2,663,653 from Level 2 to Level 1, utilizing exchange listed prices rather than fair value adjusted prices. Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of January 31, 2015, such assets are categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Capital Appreciation Fund	$104,238,009	$104,238,009	—	—
Alger International Growth Fund	3,043,772	3,043,772	—	—
Alger Mid Cap Growth Fund	8,365,062	8,365,062	—	—
Alger SMid Cap Growth Fund	9,289,989	9,289,989	—	—
Alger Small Cap Growth Fund	6,597,004	6,597,004	—	—
Alger Growth Opportunities Fund	512,160	512,160	—	—
Alger Health Sciences Fund	5,798,346	5,798,346	—	—
Alger Growth & Income Fund	4,638,036	4,638,036	—	—
Total	$142,482,378	$142,482,378	—	—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the three months ended January 31, 2015, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Portfolios’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

The fair values of derivative instruments as of January 31, 2015, are as follows:

For the three months ended January 31, 2015, the Alger Mid Cap Growth Fund had option purchases of $1,671,980 and option sales of $1,193,292. The effect of derivative instruments on the statement of operations for the three months ended January 31, 2015 is as follows:

NET REALIZED GAIN ON INVESTMENTS AND OPTIONS

Alger Mid Cap Growth Fund	Options
Derivatives not accounted for as hedging instruments
Purchased Options	$124,442
Written Options	(114,828)
Total	$9,614

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS, OPTIONS

Alger Mid Cap Growth Fund	Options
Derivatives not accounted for as hedging instruments
Purchased Options	$64,010
Written Options	(65,816)
Total	$(1,806)

NOTE 5 — Holding of 5% Voting Securities:

The company listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the period ended January 31, 2015. Purchase and sale transactions and dividend income earned during the period were as follows:

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

	Shares at			Shares at		Value at
	October 31,			January 31,	Dividend	January 31,
Security	2014	Additions	Reductions	2015	Income	2015
Alger Capital Appreciation Fund
Common Stocks
Choicestream Inc.*	82,955	—	—	82,955	—	$54,750
Preferred Stocks
Choicestream Inc.*	2,365,288	—	—	2,365,288	—	1,561,090

Alger Mid Cap Growth Fund
Preferred Stocks
Tolero Pharmaceuticals, Inc.*	495,000	—	—	495,000	—	1,492,970

Alger Small Cap Growth Fund
Preferred Stocks
Tolero Pharmaceuticals, Inc.*	148,237	—	—	148,237	—	447,098

Alger Growth Opportunities Fund
Preferred Stocks
Tolero Pharmaceuticals, Inc.*	10,097	—	—	10,097	—	30,454

Alger Health Sciences Fund
Preferred Stocks
Tolero Pharmaceuticals, Inc.*	1,638,547	—	—	1,638,547	—	4,942,022

Alger Growth & Income Fund
Common Stocks
Choicestream Inc.*	5,064	—	—	5,064	—	$3,342
Preferred Stocks
Choicestream Inc.*	132,906	—	—	132,906	—	87,718

*       Non-income producing security.

ITEM 2. Controls and Procedures.

(a)                  Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)                  No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By	/s/ Hal Liebes

Hal Liebes

President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Hal Liebes

Hal Liebes

President

Date: March 30, 2015

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 30, 2015